As filed with the Securities and Exchange Commission on
                                January 12, 1998

                            Registration No. 33-41147



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ___

                        POST-EFFECTIVE AMENDMENT NO. _1__

                        (Check appropriate box or boxes)
                         ------------------------------

                             IMG MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
                    (Address of Principal Executive Offices)

                                 (515) 244-5426
                        (Area Code and Telephone Number)

                           MARK A. McCLURG, PRESIDENT
                             IMG Mutual Funds, Inc.
                                2203 Grand Avenue
                           Des Moines, Iowa 50312-5338
                     (Name and Address of Agent for Service)
                          ----------------------------

                        Copies of all communications to:

                               John C. Miles, Esq.
                  Cline, Williams, Wright, Johnson & Oldfather
                  1900 First Bank Building, 233 So. 13th Street
                                Lincoln, NE 68508
                           ---------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective pursuant to Rule 485(a) and Rule 461 under the Securities Act of 1933.

An indefinite amount of the Registrant's Common Stock has been registered under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                             IMG MUTUAL FUNDS, INC.


                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

                                            Proxy Statement/
Form N-14 Item No.                          Prospectus Caption
------------------                          ------------------

Part A
------

Item 1.  Beginning of Registration          Outside front cover
         Statement and Outside Front
         Cover Page of Prospectus

Item 2.  Beginning and Outside Back         Table of Contents
         Cover Page of Prospectus

Item 3.  Fee Table, Synopsis Information    Synopsis; Risk Factors; Proposal 1:
                                            Agreement and Plan of Reorganization
                                            and Risk Factors

Item 4.  Information About the Transaction  Outside Front Cover; Synopsis;
                                            Proposal 1: Agreement and Plan of
                                            Reorganization

Item 5.  Information About the Registrant   IMG Mutual Funds, Inc.

Item 6.  Information About the Company      Liquid Assets Fund and
         Being Acquired                     Municipal Assets Fund


Item 7.  Voting Information                 Outside Front Cover; Synopsis;
                                            Information Relating
                                            to Voting Matters

Item 8.  Interest of Certain Persons and    Proposal 2: Approval of
         Experts                            Investment Advisory Agreement


Item 9.  Additional Information Required    Not Applicable
         For Re-offering by Persons Deemed
         To be Underwriters

                                            Statement of Additional
Part B                                      Information Caption
------                                      -------------------

Item 10. Cover Page                         Cover Page

Item 11. Table of Contents                  Not Applicable

Item 12. Additional Information             Cover Page
         About Registrant

Item 13. Additional Information About       Not Applicable
         The Company Being Acquired

Item 14. Financial Statements               Not Applicable





Part C

The information required in Part C is included therein under the appropriate heading for the item.

January 14, 1998



Dear Shareholder:

I am writing to ask you for your vote on important questions that affect your investment in Liquid Assets Fund and Municipal Assets Fund (the "Funds"). While you are, of course, welcome to join us at the Funds' Special Shareholder Meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card.

As you may be aware, Investors Management Group, which provides investment services to the Funds, has signed a definitive agreement to be acquired by AMCORE Financial, Inc., of Rockford, Illinois. This transaction will not result in any change to your Funds' advisory services or the high quality shareholder services that you have come to expect over the years.

As required by the Investment Company Act of 1940, the transaction will result in the automatic termination of the agreements under which Investors Management Group provides investment advisory services to the Funds. This transaction thus requires the approval by the holders of shares of each Fund of a new investment advisory agreement--which will be substantially identical to the agreement currently in effect.


As part of our continuing effort to maximize the benefits to shareholders of investing in the Funds, the Board of Directors of your Funds has recently reviewed and unanimously endorsed a proposal for the reorganization of the Funds, which they have determined to be in the best interest of the shareholders. This proposal calls for the reorganization of the Funds as Iowa corporations to two series of a Maryland corporation. The "new" Funds ("New Funds") will have comparable investment objectives and substantially identical investment policies as Liquid Assets Fund and Municipal Assets Fund and will carry the same names.

As a result of this transaction, you will become a shareholder of the New Funds. You will own the same class of shares of the New Funds as you currently own of the Funds and the aggregate net asset value of shares of the New Funds will be equal to the aggregate net asset value of the current shares that you own. No sales charge will be imposed in the transaction.

Investors Management Group will serve as investment advisor to the New Funds, so
consistency   of  portfolio   management   will  be  maintained   following  the
transaction.

The Directors of Liquid Assets Fund and Municipal Assets Fund recommend that the shareholders of the Funds approve the reorganization. The Directors believe the transaction would benefit the Funds and their shareholders by enhancing their capacity to attract and retain investors. In making their determination, the
Directors reviewed several factors, including the qualifications and capabilities of the service providers of the New Funds. If, as expected, the distributor of the New Funds is able to distribute the New Funds shares successfully, growth in assets would make possible the realization of economies of scale and attendant savings in costs to the New Funds and their shareholders.

Of course, achievement of these goals cannot be assured.


Detailed information about the proposed transaction and the reasons for it is contained in the enclosed combined Proxy Statement/Prospectus. The enclosed proxy card is, in essence, a ballot. It tells us how to vote on your behalf on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy card, we'll vote it according to the Directors' recommendation. We urge you to review carefully the Proxy Statement/Prospectus, fill out your proxy card, and return it to us. A self-addressed, postage-paid envelope has been enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than February 2, 1998.


NOTE: You may receive more than one proxy package if you hold shares in more than one account in a Fund, or if you hold shares in more than one Fund. You must return ALL proxy cards you receive. We have provided postage-paid return envelopes for each. If you have any questions, please call Investors Management Group at (515) 244-5426 or 1-800-798-1819.

Sincerely,



David W. Miles, President
Liquid Assets Fund, Inc.
Municipal Assets Fund, Inc.

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 3, 1998


TO THE SHAREHOLDERS OF LIQUID ASSETS FUND AND MUNICIPAL ASSETS FUND :


You are cordially invited to attend the Special Meetings of Shareholders of Liquid Assets Fund and Municipal Assets Fund, (the "Funds"), which will be held at 2203 Grand Avenue, Des Moines, Iowa 50312-5338, on February 3, 1998, at 10:00 a.m., for the following purposes:

1. To consider and vote on a proposed Agreement and Plan of Reorganization (the "Plan") providing for (a) the transfer of all the assets of Liquid Assets Fund and Municipal Assets Fund in exchange for shares of New Liquid Assets Fund and New Municipal Assets Fund, ("New Funds"); (b) the assumption by the New Funds of all of the liabilities of the corresponding Funds; and (c) the distribution of shares of the New Funds to the shareholders of Liquid Assets Fund and Municipal Assets Fund in complete liquidation of Liquid Assets Fund and Municipal Assets Fund.


2. To consider and vote on a proposed Investment Advisory Agreement with Investors Management Group ("IMG") to be in effect after a proposed change of ownership of IMG.

3. To act upon such other matters as may properly come before the Meetings or any adjournments thereof.


          The Board of Directors has fixed the close of business on Wednesday, December 31, 1997, as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Shareholders Meetings. As of the record date, there were 113,511,069.34 shares of Liquid Assets Fund and 31,558,239.50 shares of Municipal Assets Fund outstanding and eligible to vote at the Special Shareholders Meeting. A list of such shareholders will be maintained at the offices of Investors Management Group at 2203 Grand Avenue, Des Moines, Iowa 50312-5338, during the ten day period preceding the Special Shareholders Meetings. Please read the Proxy Statement/Prospectus carefully before telling us, through your proxy card, how you wish your shares to be voted. The Board of Directors of each Fund unanimously recommends a vote in favor of each of the proposals.


          WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD AND PROMPTLY RETURN IT IN THE ENVELOPE PROVIDED. No postage is required. Prompt return of your proxy card will be appreciated. Your vote is important no matter how many shares you own.


Des Moines, Iowa                  BY ORDER OF THE BOARDS OF DIRECTORS
January 14, 1998


                                  Ruth Prochaska, Secretary

                           PROXY STATEMENT/PROSPECTUS


                        RELATING TO THE REORGANIZATION OF
                               LIQUID ASSETS FUND

                                       AND
                              MUNICIPAL ASSETS FUND
                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
                            TELEPHONE 1-800-798-1819


                        BY AND IN EXCHANGE FOR SHARES OF
                           NEW LIQUID ASSETS FUND AND
                            NEW MUNICIPAL ASSETS FUND

                             IMG MUTUAL FUNDS, INC.
                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
                            TELEPHONE 1-800-798-1819



          This Proxy Statement/Prospectus is being furnished to shareholders of Liquid Assets Fund and Municipal Assets Fund in connection with the solicitation by the Boards of Directors of proxies to be used at the Special Meetings of Shareholders of Liquid Assets Fund and Municipal Assets Fund to be held at 2203 Grand Avenue, Des Moines, Iowa 50312-5338 at 10:00 a.m. on February 3, 1998, and any adjournments thereof. Liquid Assets Fund and Municipal Assets Fund are each Iowa corporations operating as diversified registered open-end investment companies. Shareholders of record as of the close of business on December 31, 1997 are entitled to vote at the Special Meetings. It is expected that this Proxy Statement/Prospectus will be mailed to shareholders of Liquid Assets Fund and Municipal Assets Fund on or about January 14, 1998.

          This Proxy Statement/Prospectus relates to the proposed Reorganization in which all of the assets and liabilities of Liquid Assets Fund and Municipal Assets Fund will be acquired by two new funds of the same name and organized as series of IMG Mutual Funds, Inc., (collectively the "New Funds" or "New Liquid Assets Fund" and "New Municipal Assets Fund"), in exchange for shares of the New Funds. The shares thereby received will then be distributed to shareholders of Liquid Assets Fund and Municipal Assets Fund, and Liquid Assets Fund and
Municipal Assets Fund will be terminated. As a result of the proposed Reorganization, each shareholder of Liquid Assets Fund and Municipal Assets Fund will receive that number of full and fractional shares of the corresponding class and series of shares of the New Funds having a net asset value equal to the net asset value of such shareholder's shares of Liquid Assets Fund and Municipal Assets Fund held as of the date of the proposed Reorganization.

          IMG Mutual Funds, Inc., is a diversified registered open-end investment company that issues its shares in separate portfolios or series, each with its own investment objectives and policies. The New Funds' investment objectives, policies and restrictions (and, consequently, the risks of investing in them) are substantially identical to those of Liquid Assets Fund and Municipal Assets Fund. For a comparison of the investment objectives, policies and restrictions of Liquid Assets Fund, Municipal Assets Fund and the New Funds, see "Proposal 1: Agreement and Plan of Reorganization--Investment Objectives, Policies and Restrictions." Investors Management Group ("IMG") serves as the investment advisor for the New Funds as well as Liquid Assets Fund and Municipal Assets Fund.


          This Proxy Statement/Prospectus also relates to the proposal to continue the Investment Advisory Agreements between IMG and, respectively, Liquid Assets Fund and Municipal Assets Fund after a change of ownership of IMG. See "Proposal 2: Approval of Investment Advisory Agreement."


          This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the New Funds that a prospective investor should know before investing. This document will give you the information you need to vote on the proposed Reorganization and the other matters described herein. Much of the information is required under rules of the Securities and Exchange Commission and some of it is technical in nature. If there is anything you do not understand, please contact us at our toll-free number, 1-800-798-1819. Shareholders should return proxies and any correspondence to Investors Management Group, 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

          The following documents have been filed with the Securities and Exchange Commission and are incorporated into this Proxy Statement/Prospectus by reference: (i) a Statement of Additional Information dated the date hereof and relating to this Proxy Statement/Prospectus; (ii) the Prospectus and Statement of Additional Information of the New Funds dated January 14, 1998; and (iii) the Prospectus and Statement of Additional Information of Liquid Assets Fund and Municipal Assets Fund, dated September 30, 1997. Copies of the referenced documents are available upon request and without charge by calling 1-800-798-1819.


          THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  REGULATOR,  NOR  HAS  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          SHARES OF THE NEW FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


          No person has been authorized to give any information or to make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.


           This Proxy Statement/Prospectus is dated January 14, 1998.

                                    SYNOPSIS

WHO IS ASKING FOR MY VOTE?


          The enclosed proxy is solicited by the Directors of Liquid Assets Fund and Municipal Assets Fund for use at the Special Meetings of Shareholders of the Funds to be held on February 3, 1998 (and if your Fund's meeting is adjourned, at any adjourned meetings) for the purposes stated in the Notice of Special Meetings.


HOW  DO  YOUR  FUND'S  DIRECTORS  RECOMMEND  THAT  SHAREHOLDERS  VOTE  ON  THESE
PROPOSALS?

The Directors recommend that you vote


         1. FOR the proposed Reorganization in which assets of Liquid Assets Fund and Municipal Assets Fund would be transferred to the New Funds in exchange for shares of the New Funds with an equal net asset value.


         2. FOR the new Investment Advisory Agreement to be effective upon the completion of the proposed acquisition of Investors Management Group by AMCORE Financial, Inc. of Rockford, Illinois.

WHO IS ELIGIBLE TO VOTE?


         Shareholders of record at the close of business on December 31, 1997, are entitled to be present and vote at the meetings or any adjourned meetings. On December 31, 1997, there were outstanding 113,511,069.34 shares of Liquid Assets Fund and 31,558,239.50 shares of Municipal Assets Fund. The Notice of Special Meetings, the combined Proxy Statement/Prospectus and the enclosed form of proxy are being mailed to shareholders of record on or about January 14, 1998.

         Each share is entitled to one vote, with fractional shares voting proportionately. Shares represented by duly executed proxies will be voted in accordance with shareholder's instructions. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Funds' Secretaries at the principal offices of the Funds, 2203 Grand Avenue, Des Moines, Iowa 50312-5338) or in person at the meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Funds. If you sign the proxy, but don't fill in a vote, your shares will be voted in accordance with the Directors' recommendations. If any other business is brought before the meeting, your shares will be voted at the Directors' discretion.


WHAT IS BEING PROPOSED?


         First, the Directors of your Fund are recommending that shareholders approve the reorganization (the "Reorganization") of Liquid Assets Fund and Municipal Assets Fund into the New Funds. An Agreement and Plan of Reorganization provides for the transfer of all of the assets and liabilities of Liquid Assets Fund and Municipal Assets Fund to the New Funds in exchange for shares of the New Funds. The completion of these transactions, followed by the distribution of the New Funds shares received by Liquid Assets Fund and Municipal Assets Fund to their shareholders, will result in the shareholders of Liquid Assets Fund and Municipal Assets Fund becoming shareholders of the New Funds followed by the dissolution of Liquid Assets Fund and Municipal Assets Fund. Upon completion of the Reorganization:

                  Shareholders of Liquid Assets Fund will be Shareholders of New Liquid Assets Fund ("New Liquid Assets") which will have substantially identical investment objectives, policies and restrictions, fees and purchase and redemption procedures as Liquid Assets Fund.

                  Shareholders of Municipal Assets Fund will be shareholders of New Municipal Assets Fund ("New Municipal Assets") which will have substantially identical investment objectives, policies and restrictions, fees and purchase and redemption procedures as Municipal Assets Fund.


                  There  should  be  no  federal  income   tax  consequences  to
                  Shareholders of Liquid Assets Fund and Municipal Assets Fund.


         Second, the Directors of your Fund are recommending that shareholders approve continuation of the Investment Advisory Agreement with IMG after a change of ownership of IMG. This particular Agreement would only continue until such time as the Reorganization becomes effective, after which an Investment Advisory Agreement between IMG and the New Funds would become effective. ALL EXPENSES RELATED TO THIS PROXY STATEMENT/PROSPECTUS AND THE REORGANIZATION WILL BE BORNE BY IMG.


                                  RISK FACTORS


         The Directors of your Fund believe that ownership of shares of New Liquid Assets and New Municipal Assets will not involve any unique or special risks compared to ownership of shares of Liquid Assets Fund and Municipal Assets Fund. However, there can be no assurance that New Liquid Assets or New Municipal Assets will achieve their investment objectives. Each is subject to yield variations resulting from changes in prevailing interest rates. New Liquid Assets is subject to the risk that parties to repurchase agreements may default on their obligations or that banks may default on agreements with Student Loan Trusts or FmHA Trusts. See New Liquid Assets Prospectus dated January 14, 1998, for more detailed information. New Municipal Assets is subject to the same repurchase agreement risks and to the risk that an issuer or bank may default on a Liquidity Agreement. See New Municipal Assets Prospectus dated January 14, 1998, for more detailed information.


PROPOSAL 1: AGREEMENT AND PLAN OF REORGANIZATION

GENERAL INFORMATION


         The Boards of Directors of Liquid Assets Fund and Municipal Assets Fund have unanimously approved proposed Agreements and Plans of Reorganization (the "Plans") providing for the acquisition of all of the assets of Liquid Assets
Fund and Municipal Assets Fund by the New Funds in exchange for shares of the New Funds and the assumption by the New Funds of the liabilities of Liquid Assets Fund and Municipal Assets Fund (the "Reorganization"). The proposed transaction would occur on or about February 5, 1998 (the "Exchange Date"). The value of the acquired assets of Liquid Assets Fund and Municipal Assets Fund will be determined as of 3:00 p.m. Central Time on the business day immediately prior to the Exchange Date. The aggregate net asset value of the shares of New Liquid Assets and New Municipal Assets issued in exchange will equal the aggregate net asset value of Liquid Assets Fund and Municipal Assets Fund shares, respectively, then outstanding. In connection with the proposed Reorganization, shares of the New Funds will be distributed to shareholders of Liquid Assets Fund and Municipal Assets Fund and Liquid Assets Fund and Municipal Assets Fund will be terminated. Shareholders of Liquid Assets Fund and Municipal Assets Fund will be the first public shareholders of New Liquid Assets and New Municipal Assets. As a result of the proposed Reorganization, each shareholder of Liquid Assets Fund and Municipal Assets Fund will cease to be a Shareholder of Liquid Assets Fund and Municipal Assets Fund and will receive that number of full and fractional shares of New Liquid Assets and New Municipal Assets, respectively, of the same class as, and having a net asset value equal to the net asset value of, such shareholder's shares of Liquid Assets Fund and Municipal Assets Fund. The foregoing is only a summary and is qualified in its entirety by reference to the Plans, copies of which are attached as Exhibits A and B.

         Because all shares of Liquid Assets Fund, Municipal Assets Fund and the New Funds are in uncertificated book-entry form, the exchange of shares will take place automatically on the Exchange Date. If will not be necessary for shareholders to submit transmittal forms or other documents.


SHAREHOLDER SERVICES AND PRIVILEGES


         Shareholders of the newly created portfolios in the New Funds will enjoy all the same services and privileges as other shareholders of the New Funds including the opportunity to exchange into portfolios with a wide variety of investment objectives and policies. Purchase and redemption procedures for New Liquid Assets and New Municipal Assets are substantially identical to those of Liquid Assets Fund and Municipal Assets Fund.


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


         New Liquid Assets and New Municipal Assets, respectively, have substantially similar investment objectives, policies and restrictions as Liquid Assets Fund and Municipal Assets Fund. Thus, the risks of investing in New Liquid Assets and New Municipal Assets should also be substantially similar. THE ONLY DIFFERENCE IN INVESTMENT POLICIES AND RESTRICTIONS BETWEEN NEW LIQUID ASSETS AND LIQUID ASSETS FUND IS THAT NEW LIQUID ASSETS IS PERMITTED TO INVEST IN COMMERCIAL PAPER OF THE HIGHEST RATING OR OF COMPARABLE QUALITY AS DETERMINED BY THE BOARD OF DIRECTORS. THERE ARE NO DIFFERENCES IN INVESTMENT POLICIES AND RESTRICTIONS BETWEEN NEW MUNICIPAL ASSETS AND MUNICIPAL ASSETS FUND.

         For a detailed description of the investment objectives, policies and restrictions of New Liquid Assets, New Municipal Assets, Liquid Assets Fund and Municipal Assets Fund, see the New Funds Prospectus dated January 14, 1998, and the Liquid Assets Fund and Municipal Assets Fund Prospectus dated September 30, 1997, both of which are delivered herewith.


BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION


         For the reasons set forth below, the Boards of Directors of Liquid Assets Fund and Municipal Assets Fund, including all of the Directors who are not "interested persons" as defined by the Investment Company Act of 1940 (the "Disinterested Directors"), have unanimously concluded that the Reorganization will be in the best interests of the shareholders of Liquid Assets Fund and Municipal Assets Fund and that the interests of the existing shareholders of Liquid Assets Fund and Municipal Assets Fund will not be diluted as a result of the transactions contemplated by the Plan. The Boards of Directors of Liquid Assets Fund and Municipal Assets Fund therefore have submitted the Plans for approval by the shareholders of Liquid Assets Fund and Municipal Assets Fund at the Special Meetings of Shareholders to be held on February 3, 1998. Approval of the Plans require the vote of a majority of the outstanding voting securities of Liquid Assets Fund and Municipal Assets Fund. The Plans will not become effective unless the requisite approval is given by shareholders of both Liquid Assets Fund and Municipal Assets Fund.

         The Directors of Liquid Assets Fund and Municipal Assets Fund have approved the Plans because they believe it will benefit shareholders of Liquid Assets Fund and Municipal Assets Fund through the expected greater ability of the New Funds to attract and retain investors. In determining whether to recommend the approval of the proposed Reorganization to the shareholders, the Directors considered a number of factors, including, but not limited to: (i) the fact that IMG will manage the investments of the New Funds in the same manner as it has managed the assets of Liquid Assets Fund and Municipal Assets Fund; (ii) the capabilities and resources of the other service providers of the New Funds in the areas of marketing, investment and shareholder services; (iii) the expenses and advisory fees applicable to Liquid Assets Fund and Municipal Assets Fund before the Reorganization and the estimated expense ratios of the New Funds, after the Reorganization; (iv) the terms and conditions of the Plans and whether the proposed Reorganization will result in dilution of Liquid Assets Fund and Municipal Assets Fund shareholder interests; (v) the anticipated economies of scale which may be realized (although not presently determined) through the reorganization of the funds; (vi) the assumption by IMG of the costs estimated to be incurred to complete the proposed Reorganization; and (vii) the future growth prospects of the New Funds

         In this regard, the Directors of Liquid Assets Fund and Municipal Assets Fund reviewed information provided by IMG relating to the anticipated impact to the shareholders of Liquid Assets Fund and Municipal Assets Fund as a result of the proposed Reorganization. The Directors noted that while the New Funds presently have no assets or shareholders, and there were not any demonstrated present economies, the Directors considered the probability that the elimination of duplicative operations and the increase in the asset levels of the New Funds after the proposed Reorganization will result in the following potential benefits for shareholders of Liquid Assets Fund and Municipal Assets Fund, although there can, of course, be no assurances in this regard:



         (1) ACHIEVEMENT OF ECONOMIES OF SCALE AND REDUCED PER SHARE EXPENSES. Combining the net assets of Liquid Assets Fund and Municipal Assets Fund with the assets of the New Funds generally should lead to reduced total operating expenses for shareholders of Liquid Assets Fund and Municipal Assets Fund, on a per share basis, by allowing fixed and relatively fixed costs, such as accounting, legal and printing expenses, to be spread over a larger asset base.

         (2) ELIMINATION OF SEPARATE OPERATIONS. Consolidating Liquid Assets Fund and Municipal Assets Fund and the New Funds should eliminate any duplication of services and expenses that currently exists as a result of their separate operations and will promote more efficient operations on a more cost-effective basis in the future.

         The Directors of Liquid Assets Fund and Municipal Assets Fund also considered the distribution capabilities of BISYS Fund Services, Inc., which will become the Distributor of the shares of the New Funds If BISYS Fund Services, Inc. is able to distribute the New Funds shares successfully, growth in assets will make possible the realization of economies of scale and attendant savings in costs to the New Funds and its shareholders. Of course, achievement of these goals cannot be assured.


EXPENSE SUMMARY


         The purpose of the following tables is to inform investors of the various costs and expenses they will bear, directly or indirectly, as shareholders of New Liquid Assets or New Municipal Assets, and to compare those costs and expenses with the costs and expenses borne by shareholders of Liquid Assets Fund and Municipal Assets Fund during the past fiscal year.

NEW LIQUID ASSETS AND LIQUID ASSETS FUND


SHAREHOLDER TRANSACTION EXPENSES

                                                      New          Liquid
                                                    Liquid         Assets
                                                    Assets          Fund


Maximum Sales Charge Imposed on Purchases            None           None
Maximum Sales Charge on Reinvested Dividends         None           None
Deferred Sales Load                                  None           None
Redemption Fee *                                     None           None
Exchange Fee                                         None           None

* A $15.00 fee may be charged to an individual shareholder account for redemption by wire.


ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)



                                                      New Liquid Assets                   Liquid Assets Fund
                                                S        S-2      T        I        Sweep   S-2      Trust    Institutional
                                                Shares   Shares   Shares   Shares   Shares  Shares   Shares   Shares
                                                ---------------------------------   ---------------------------------------
Management Fees................................. 0.35%    0.35%   0.35%    0.35%    0.25%    0.25%   0.25%    0.25%
12b-1 Distribution Fees 1....................... 0.40%    0.15%   0.00%    0.00%    0.75%    0.50%   0.25%    0.00%
Shareholder Servicing Fees 2.................... 0.25%    0.25%   0.15%    0.00%    0.00%    0.00%   0.00%    0.00%
Other Expenses 3................................ 0.17%   0.17%    0.17%    0.17%    0.20%    0.20%   0.20%    0.20%
               --                                ----    ----     ----     ----     ----     ----    ----     ----
Total Fund Operating Expenses After Waivers 4... 1.17%    0.92%    0.67%    0.52%   1.20%    0.95%   0.70%    0.45%



         The table reflects the current fees and an estimate of other expenses. From time to time, the Advisor and/or Distributor may voluntarily waive the Management Fees, the 12b-1 Distribution Fees and/or Shareholder Servicing Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank.


1 Pursuant to New Liquid Assets' Rule 12b-1 Plan, the maximum 12b-1 Distribution Fees for S Shares of New Liquid Assets are 0.50% and for S-2 Shares 0.25%
2 Pursuant to New Liquid Assets' Shareholder Servicing Plans, the maximum Shareholder Servicing Fees for S Shares, S-2 Shares and T Shares is 0.25%.
3 New Liquid Assets has entered into a Management and Administration Agreement pursuant to which New Liquid Assets is authorized to pay a periodic amount calculated at an annual rate of 0.21% of the average daily net assets of such Fund. Currently, however, it is intended that no more than 0.06% will be paid under the Agreement by New Liquid Assets.
4 Absent the waiver of these fees, "Total Operating Expenses" as a percentage of average daily net assets would have been 1.42% for New Liquid Assets S Shares, 1.17% for New Liquid Assets S-2 Shares, 0.92% for New Liquid Assets T Shares, and 0.67% for New Liquid Assets I Shares. No fee waivers have been in effect for Liquid Assets Fund.


EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

                            1 Year       3 Years        5 Years      10 Years
New Liquid Assets
  S Shares                   $ 12          $ 37          $ 64          $142
  S2 Shares                  $  9          $ 29          $ 51          $113
  T Shares                   $  7          $ 21          $ 37          $ 83
  I Shares                   $  5          $ 17          $ 29          $ 65


Liquid Assets Fund
  Sweep Shares               $ 12          $ 38           $ 66         $145
  S2 Shares                  $ 10          $ 30           $ 53         $117
  Trust Shares               $  7          $ 22           $ 39         $ 87
  Institutional Shares       $  5          $ 14           $ 25         $ 57

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. Actual expenses or rates of return may be more or less than those shown. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

NEW MUNICIPAL ASSETS AND MUNICIPAL ASSETS FUND

SHAREHOLDER TRANSACTION EXPENSES
                                                     New           Municipal
                                                   Municipal        Assets
                                                    Assets           Fund

Maximum Sales Charge Imposed on Purchases            None            None
Maximum Sales Charge on Reinvested Dividends         None            None
Deferred Sales Load                                  None            None
Redemption Fee *                                     None            None
Exchange Fee                                         None            None

* A $15.00 fee may be charged to an individual shareholder account for redemption by wire.

ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

                                                   New Municipal Assets       Municipal Assets Fund
                                                  S        T        I        Sweep    Trust   Institutional
                                                  Shares   Shares   Shares   Shares   Shares  Shares
                                                  ------------------------   ------------------------------
Management Fees..................................  0.35%    0.35%   0.35%    0.25%    0.25%    0.25%
12b-1 Distribution Fees 1........................  0.15%    0.00%   0.00%    0.50%    0.25%    0.00%
Shareholder Servicing Fees 2.....................  0.25%    0.15%   0.00%    0.00%    0.00%    0.00%
Other Expenses 3.................................  0.21%    0.21%   0.21%    0.40%    0.40%    0.40%
                                                   ----     ----    ----     ----     ----     ----
Total Fund Operating Expenses After Waivers 4....  0.96%    0.71%   0.56%    1.15%    0.90%    0.65%

         The table reflects the current fees and an estimate of other expenses. From time to time, the Advisor and/or Distributor may voluntarily waive the Management Fees, the 12b-1 Distribution Fees and/or Shareholder Servicing Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank.

1 Pursuant to New Municipal Assets' Rule 12b-1 Plan, the maximum 12b-1 Distribution Fees for S Shares of New Municipal Assets are 0.25%.
2 Pursuant to New Municipal Assets' Shareholder Servicing Plans, the maximum Shareholder Servicing Fees for S Shares and T Shares is 0.25%.
3 New Municipal Assets has entered into a Management and Administration Agreement pursuant to which New Municipal Assets is authorized to pay a periodic amount calculated at an annual rate of 0.21% of the average daily net assets of such Fund. Currently, however, it is intended that no more than 0.06% will be paid under the Agreement by New Municipal Assets.
4 Absent the waiver of these fees, "Total Operating Expenses" as a percentage of average daily net assets would have been 1.21% for New Municipal Assets S
Shares, 0.96% for New Municipal Assets T Shares, and 0.71% for New Municipal Assets I Shares. No fee waivers have been in effect for Municipal Assets Fund.


EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

                             1 Year      3 Years        5 Years     10 Years

New Municipal Assets


   S Shares                   $ 10        $ 31            $ 53        $118
   T Shares                   $  7        $ 23            $ 40        $ 88
   I Shares                   $  6        $ 18            $ 31        $ 70


Municipal Assets Fund
   Sweep Shares               $ 12        $ 37            $ 63        $140
   Trust Shares               $  9        $ 29            $ 50        $111
   Institutional Shares       $  7        $ 21            $ 36        $ 81

The foregoing should not be considered a representation of past or future expenses or rates of return. Actual expenses or rates of return may be more or less than those shown. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers.


The purpose of the foregoing tables is to assist in understanding the various costs and expenses that may be directly or indirectly borne by investors. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current services provider fees and/or reimbursements. Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to an individual shareholder account for redemption by wire.

FEDERAL INCOME TAX CONSEQUENCES


         Consummation of the Reorganization is subject to the condition that the New Funds, Liquid Assets Fund and Municipal Assets Fund receive an opinion from Cline, Williams, Wright, Johnson & Oldfather (which opinion has now been received) to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of Liquid Assets Fund and Municipal Assets Fund (the "Acquired Funds") to the New Funds in exchange for shares of New Liquid Assets and New Municipal Assets and the distribution to shareholders of the Acquired Funds of the shares of New Liquid Assets and New Municipal Assets so received, as described in the Plan, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"); (ii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Acquired Funds as a result of such transactions; (iii) in accordance with
Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Funds or the New Funds on the distribution of shares of New Liquid Assets and New Municipal Assets to shareholders of the Acquired Funds in exchange for shares of the Acquired Funds; (iv) in accordance with Section 358(a)(1) of the Code, the basis of New Liquid Assets or New Municipal Assets shares received by a shareholder of an Acquired Fund will be the same as the basis of the shareholder's shares immediately before the Effective Time of the Reorganization; (v) in accordance with Section 362(b) of the Code, the basis to the New Funds of the assets of the Acquired Funds received pursuant to such transactions will be the same as the basis of the assets in the hands of the Acquired Funds immediately before such transactions;
(vi) in accordance with Section 1223(1) of the Code, a shareholder's holding period for shares of New Liquid Assets or New Municipal Assets will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided such shares of the Acquired Fund were held as a capital asset; and (vii) in accordance with Section 1223(2) of the Code, the holding period for the New Funds with respect to the assets received in the Reorganization will include the period for which such assets were held by the Acquired Funds.


         No party to the Reorganization has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income tax consequences.


         Both the New Funds and the Acquired Funds have conformed their operations to the requirements of Subchapter M of the Code and, as a result, do not bear any corporate level federal or state income tax.


SHARES AND SHAREHOLDER RIGHTS


         IMG Mutual Funds, Inc. is a Maryland corporation organized on November 16, 1994. New Liquid Assets and New Municipal Assets were created on October 30, 1997, as separate series with classes of shares to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of the Liquid Assets Fund and the Municipal Assets Fund. Each share of New Liquid Assets and New Municipal Assets represents an equal proportionate interest in it and is entitled to such dividends and distributions out of the income earned on the assets belonging to it as are declared at the discretion of the Directors.

         The Charter of IMG Mutual Funds, Inc. permits it, by resolution of its Board of Directors, to create new series of common stock relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes could be utilized to create differing expense and fee structures for investors in the same Fund. Differences could exist, for example, in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by a particular Fund. Such an arrangement could enable the New Funds to tailor their marketing efforts to a broader segment of the investing public with a goal of attracting additional investments. Reference is made to the New Liquid Assets and New Municipal Assets Prospectus for a detailed description of the classes of shares now offered under the heading "Organization and Shares of the Funds."


         Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies.


         Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of IMG Mutual Funds, Inc.'s outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payments as described in the Prospectus, shares will be fully paid and nonassessable. All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the transfer agent.

         The New Funds may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940
Act. IMG Mutual Funds, Inc., has adopted the appropriate provisions in its Bylaws and may, in its discretion, not hold annual meetings of shareholders for the election of Directors unless otherwise required by the 1940 Act. IMG Mutual Funds, Inc., has also adopted provisions in its Bylaws for the removal of Directors by the shareholders. Shareholders may receive assistance in communicating with other shareholders as provided in Section 16(c) of the 1940 Act.


         There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office has been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may remove a Director by the affirmative vote of a majority of the outstanding voting shares. In addition, the Directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Director or for any other purpose when requested in writing to do so by the shareholders of record of not less than 10 percent of the outstanding voting securities.

         Liquid Assets Fund and Municipal Assets Fund are Iowa corporations. For a detailed description of the characteristics of the shares of Liquid Assets Fund and Municipal Assets Fund and the rights of their shareholders, see "Organization and Shares of the Funds" in the September 30, 1997 Prospectus.


         The principal difference in the rights of shareholders of Liquid Assets Fund and Municipal Assets Fund, as compared to New Liquid Assets and New Municipal Assets, is that Iowa law and the Articles of Incorporation require Liquid Assets Fund and Municipal Assets Fund to have annual meetings of shareholders for the election of Directors.


CAPITALIZATION


         The following table shows the pro forma  capitalization of the combined
New  Liquid   Assets-Liquid   Assets  Fund  and  the  combined   New   Municipal
Assets-Municipal Assets Fund when the Reorganization is completed:

                                                              As of November 30, 1997
                                                     (in millions except net asset value per share)
                               New          Liquid                         New       Municipal
                               Liquid       Assets         Pro Forma   Municipal        Assets   Pro Forma
                               Assets       Fund           Combined      Assets         Fund     Combined

Total Net Assets               $ - 0 -      $77.319        $77.319       $ - 0 -       $28.593    $28.593

Shares Outstanding               - 0 -       77.319         77.319         - 0 -        28.593     28.593

Net Asset Value
Per Share                      $ - 0 -      $  1.00        $  1.00       $ - 0 -       $  1.00    $  1.00

         The foregoing table assumes that all relevant reorganization transactions occurred on November 30, 1997, and that initial capital of $10 (10 shares at $1.00 per share) was invested in New Liquid Assets and New Municipal Assets immediately thereto.



                             IMG MUTUAL FUNDS, INC.


GENERAL. IMG Mutual Funds, Inc. ("IMG Funds") is a Maryland corporation organized in November 1994, and operates as an open-end diversified management investment company. For a general discussion of New Liquid Assets and New Municipal Assets, see the accompanying New Funds Prospectus dated January 14, 1998. For the convenience of Liquid Assets Fund and Municipal Assets Fund shareholders, cross-references to such Prospectus are set forth below.

CERTAIN EXPENSES AND FINANCIAL INFORMATION. No information on per-share income and capital changes is included in the New Funds Prospectus because New Liquid Assets and New Municipal Assets have not yet commenced operations. For a discussion of New Liquid Assets's and New Municipal Assets's expenses, see "Proposal 1: Agreement and Plan of Reorganization--Expense Summary" above and "Expense Summary" in the New Funds Prospectus.

INVESTMENT OBJECTIVES AND POLICIES. For a discussion of New Liquid Assets's and New Municipal Assets's investment objectives and policies, see "Investment Objectives, Policies and Restrictions" in the New Funds Prospectus.

DIRECTORS AND OFFICERS. Overall responsibility for management of IMG Mutual Funds, Inc., rests with the Board of Directors who are elected by the shareholders of IMG Funds. There are currently five Directors, two of whom are "interested persons" within the meaning of that term under the 1940 Act. The Directors, in turn, elect the officers to supervise actively its day-to-day operations.

         The names of the Directors and officers of IMG Mutual Funds, Inc., their addresses, and principal occupations during the past five years are as follows:



* David W. Miles           President, Treasurer and Senior Managing Director,
Director                   Investors Management Group, and IMG Financial
                           Services, Inc.

* Mark A. McClurg          Vice President, Secretary and Senior Managing
President and Director     Director, Investors Management Group, and
                           IMG Financial Services, Inc.

Johnny Danos               President, Danos, Inc., a personal investment
Director                   company, 1994-present; Audit Partner,
                           KPMG Peat Marwick, 1963-1994

Debra Johnson              Vice President and CFO, Business Publications
Director                   Corporation/Iowa Title Company, a publishing and
                           abstracting service company

Edward J. Stanek           CEO, Iowa Lottery, a government-operated lottery
Director

* Ruth L. Prochaska        Controller/Compliance Officer, Investors Management
Secretary                  Group, and IMG Financial Services, Inc.

         * Denotes "interested persons," as defined in the 1940 Act, of IMG Funds and the Advisor.


INVESTMENT ADVISER AND ADMINISTRATOR. For a discussion of IMG and the services performed by it and its fees, see "Management and Fees" in the New Funds Prospectus.

DISTRIBUTOR. For a discussion of BISYS Fund Services, Inc.'s activities as the New Funds distributor, the services performed by it and its fees, see "Management and Fees" in the New Funds Prospectus.

SHARES. For a discussion of voting rights of shares of the New Funds, see "Organization and Shares of the Funds" in the New Funds Prospectus.

REDEMPTION OF SHARES. For a discussion concerning redemption of shares of New Liquid Assets and New Municipal Assets, see "Purchasing Shares" and "Redeeming Shares" in the New Funds Prospectus.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS. For a discussion of the New Funds' policies with respect to dividends and distributions, see "Distributions and Taxes" in the New Funds Prospectus.

EXCHANGE PRIVILEGES. For a discussion of an New Liquid Assets or New Municipal Assets shareholder's right to exchange shares for shares of another New Fund, see "Purchasing Shares - Exchange Privilege" in the New Funds Prospectus.

LEGAL PROCEEDINGS. There are no pending material legal proceedings to which the New Funds is a party.

SHAREHOLDER INQUIRIES. Shareholder inquiries relating to New Liquid Assets, New Municipal Assets or other New Funds may be addressed by writing to IMG, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or by calling toll free 800-798-1819.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. Management discussion of fund performance is not included for New Liquid Assets and New Municipal Assets, which have not yet commenced operations.


                  LIQUID ASSETS FUND AND MUNICIPAL ASSETS FUND

GENERAL. Liquid Assets Fund, Inc. and Municipal Assets Fund, Inc. are Iowa corporations which operate as open-end diversified management investment companies. For a general discussion of the Funds, see the accompanying Funds Prospectus dated September 30, 1997. For the convenience of shareholders, certain cross-references to such Prospectus are set forth below.


CERTAIN EXPENSES AND FINANCIAL INFORMATION. The Funds Prospectus contains information on per share income and capital changes, under the heading "Financial Highlights." For a discussion of the Funds' expenses, see "Proposal 1: Agreement and Plan of Reorganization--Expense Summary" above and "Expense Summary" in the Funds Prospectus.


INVESTMENT OBJECTIVES AND POLICIES. For a discussion of the Funds' investment objectives and policies, see "Investment Objective, Policies and Restrictions" in the Funds Prospectus.

DIRECTORS AND OFFICERS. Overall responsibility for management of the Funds rests with their Boards of Directors, which are elected by their shareholders. The Directors elect the officers to supervise actively the day-to-day operations.

         The names of the Directors and officers, their addresses, and principal occupations during the past five years are as follows:


Robert F. Galligan         Business Administration Department Chairman,
Director                   Associate Professor, Grand View College

Chad L. Hensley            Retired President and CEO, Preferred Risk Mutual
Director                   Insurance Company

Fred Lorber                Chairman of Board, Lortex Inc., a manufacturer of
Chairman and Director      textiles


Darwin T. Lynner, Jr.      President, Darwin T. Lynner Co., Inc., a property
Director                   management company

Mark A. McClurg *          Vice President, Secretary and Senior Managing
Treasurer & Director       Director of Investors Management Group and
                           IMG Financial Services, Inc.

David W. Miles *           President, Treasurer and Senior Managing
President & Director       Director of Investors Management Group, and
                           IMG Financial Services, Inc.

Richard A. Miller          Vice President & General Counsel, Farmers
Director                   Casualty Company Mutual

Ruth L. Prochaska *        Controller/Compliance Officer of Investors
Secretary                  Management Group, and IMG Financial Services, Inc.

William E. Timmons         Partner in Patterson, Lorentzen, Duffield, Timmons,
Director                   Irish & Becker

Steven E. Zumbach          Attorney at Belin, Harris, Lamson, McCormick
Director

         * Messrs. McClurg and Miles, and Ms. Prochaska are deemed to be "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund and the Advisor.

         The mailing address for all officers and Directors is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

INVESTMENT ADVISOR AND ADMINISTRATOR. For a discussion of IMG, the services performed by it and its fees, see "Management Fees" in the Funds Prospectus.

DISTRIBUTOR. For a discussion of IMG Financial Services, Inc.'s activities as distributor, see "Management and Fees" in the Funds Prospectus.

SHARES. For a discussion of the significant attributes of the Funds shares, see "Organization and Shares of the Funds" in the Funds Prospectus.

REDEMPTION OR REPURCHASE OF SHARES. For a discussion concerning redemption or repurchase of shares of the Funds, see "Redeeming Shares" in the Funds Prospectus.

DIVIDENDS AND DISTRIBUTIONS. For a discussion of the Funds policies with respect to dividends and distributions, see "Distributions and Taxes" in the Funds Prospectus.

EXCHANGE PRIVILEGES. For a discussion of a Fund shareholder's right to exchange shares of a Fund, see "Shareholder Services" in the Funds Prospectus.

LEGAL PROCEEDINGS. There are no pending material legal proceedings to which either Fund is a party.

SHAREHOLDER INQUIRIES. Shareholder inquiries relating to the Funds may be addressed by writing to IMG Financial Services, Inc., 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or calling toll-free 800-798-1819.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. Management's discussion of the performance of the Funds is found in the annual report of the Funds, which is incorporated by reference into the Statement of Additional Information relating to the September 30, 1997 Prospectus of the Funds.

              PROPOSAL 2: APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         The sole purpose of this Proposal is to permit shareholders of the Funds to consider the New Advisory Agreement (herein described) to take effect following the consummation of the transactions contemplated by an Agreement and Plan of Reorganization by and among AMCORE Financial, Inc., IMG Acquisition, Inc., Investors Management Group, David W. Miles and Mark A. McClurg, dated September 30, 1997 (the "Acquisition Agreement"). Pursuant to the Acquisition Agreement, Investors Management Group will become a wholly owned subsidiary of AMCORE Financial Inc. This Proposal will be adopted if approved by the lesser of
(a) more than 50% of the outstanding shares of each Fund or (b) 66 2/3% of the shares of each Fund voting at a meeting at which a majority of such shares are represented in person or by proxy.

THE INVESTMENT ADVISOR


         Investors Management Group has served as the investment advisor to the Funds since they commenced operations. Investors Management Group is a federally registered investment advisor organized in 1982. Since then, its principal business has been providing continuous investment management to pension and profit sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, mutual funds, individuals and others. As of November 30, 1997, Investors Management Group had approximately $1.6 billion in equity, fixed income and money market assets under management.

         Investors Management Group is also the investment advisor of the New Funds, the Vintage Funds, IMG Core Stock Fund, IMG Bond Fund, Iowa Schools Joint Investment Trust, Iowa Public Agency Investment Trust and sub-advisor of Capital Value Fund, Inc., and engages in certain other activities unrelated to investment companies. David W. Miles is President, Treasurer and Director and Mark A. McClurg is Vice President, Secretary and Director of Investors Management Group. Each directly owns 50% of the outstanding Class A voting securities of Investors Management Group and the IMG ESOP owns 100% of the outstanding ESOP voting securities. David W. Miles owns an additional 13% of the total outstanding voting securities beneficially through the ESOP, and Mark A. McClurg beneficially owns an additional 5% of the total outstanding voting securities. Mr. Miles and Mr. McClurg intend to devote substantially all their time to the operation of Investors Management Group. Their address is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.


THE ACQUISITION

         Pursuant to the Acquisition Agreement, Investors Management Group will become a wholly owned subsidiary of AMCORE Financial, Inc. (the "Acquisition"). Investors Management Group will continue to be headquartered in the historic Crawford Mansion located in Des Moines, Iowa. AMCORE Financial, Inc. is a publicly traded northern Illinois financial services holding company with assets exceeding $3.5 billion. AMCORE Financial, Inc. presently owns an investment advisory firm called AMCORE Capital Management, which is primarily known for its equity management. AMCORE Capital Management is the advisor to the nationally recognized AMCORE Vintage Mutual Funds, a family of seven funds investing in stocks and bonds to meet various investor objectives. Investors Management Group and AMCORE Capital Management intend to merge operations and to operate as Investors Management Group after the Acquisition.


         Under the terms of the Acquisition Agreement, each of Investors Management Group's ESOP shares will be converted into the right to receive
2.0038 shares of AMCORE Financial, Inc. common stock and each of Investors Management Group's Class A common shares will be converted into (i) the right to receive 0.9808 shares of AMCORE Financial, Inc. common stock and (ii) the contingent right to receive additional AMCORE shares based on certain performance benchmarks in 1998, 1999 and 2000, with the shares issued in 1999, 2000 and 2001. The Acquisition is expected to be consummated on or about
February 13, 1998, and is subject to certain closing conditions, including certain regulatory approvals and the approval of shareholders of Investors Management Group.


         Investors Management Group does not anticipate any reduction in the quality of services now provided to the Funds. As a condition of the Acquisition, certain officers of Investors Management Group have agreed to enter into employment agreements with AMCORE Financial, Inc., which are intended to assure that the services of such officers are available to Investors Management Group (and thus to the Funds) after the Acquisition.

         As a result of the Acquisition, Mr. Miles will become Chief Operating Officer and Mr. McClurg will become Managing Director for Client Development for AMCORE Investment Group, N.A., a trust subsidiary owned by AMCORE Financial, Inc., in addition to retaining their responsibilities with Investors Management Group. Jay Evans, presently Chief Investment Officer of AMCORE Capital Management, Inc., will assume that role at Investors Management Group.

THE ADVISORY AGREEMENT


         The Directors of the Funds are proposing that shareholders approve new investment advisory agreements (the "New Advisory Agreements") between the Funds and Investors Management Group to be effective upon consummation of the Acquisition. In anticipation of the Acquisition, a majority of the Directors (including a majority of the "Disinterested Directors") of each of the Funds approved the New Advisory Agreement on October 21, 1997. The shareholders of the Funds are being asked to approve the New Advisory Agreement.

         THE CURRENT ADVISORY AGREEMENT. The existing Investment Advisory Agreements (the "Current Advisory Agreements") were last approved by a majority of the Disinterested Directors of each Fund, voting in person at a meeting called for that purpose on July 15, 1997. The Current Advisory Agreements for each Fund providesthat the Advisor will supply investment research and portfolio management, including adequate personnel to market and supervise continuously the investment programs of the Funds, the administration of the investment programs and the composition of the portfolios.

         The Current Advisory Agreements provide that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with any matters to which the Current Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of obligations or duties under the Current Advisory Agreement. The Current Advisory Agreements may be terminated at any time by either party without the payment of any penalty upon ninety (90) days written notice, and automatically terminates in the event of its assignment.

         For the fiscal year ended June 30, 1997, Liquid Assets Fund and Municipal Assets Fund paid $428,125, and $51,871, respectively, for services provided, under the current Advisory Agreements.


         The Fund pays all other expenses incurred in its operation including, but not limited to, direct charges relating to the purchase and sale of its portfolio securities, interest charges, fees and expenses of legal counsel and independent auditors, taxes and governmental fees, expenses of regular and special meetings of the Directors, fees and disbursements of custodians, insurance premiums, indemnification and other expenses not expressly provided for in the Current Advisory Agreement and any extraordinary expenses of a nonrecurring nature.


         THE NEW ADVISORY AGREEMENT. The Boards of Directors fo the Funds approved the proposed New Advisory Agreement between the Funds and Investors Management Group on October 21, 1997. The form of the proposed New Advisory Agreement which is identical for both Funds, attached as Exhibit C, is substantially similar to the Current Advisory Agreement. There are no material differences between the Current Advisory Agreement and the New Advisory Agreement for the Funds.

         The investment advisory fee as a percent of net assets payable by the Funds will be the same under the New Advisory Agreement as under the Current Advisory Agreement, that is 0.25 percent of the average daily net assets. If the investment advisory fee under the New Advisory Agreement had been in effect for the Funds' most recently completed fiscal year, contractual advisory fees payable to the Advisor by the Funds would have been identical to those payable under the Current Advisory Agreement.

         In connection with approving the New Advisory Agreements, the Directors of each Fund held a meeting on October 21, 1997. At these meetings, the Directors considered the possible effects of the Acquisition on the Funds and Investors Management Group and its ability to provide investment advisory services with respect to the Funds. In evaluating the New Advisory Agreements, the Boards of Directors took into account that the Funds' Current Advisory Agreement and the New Advisory Agreement, including the terms relating to the services to be provided thereunder by the Advisor and the fees and expenses payable by the Funds are identical. The Directors considered the skills and capabilities of the Advisor and the representation that no material change was planned in the current management or facilities of the Advisor as a result of the Acquisition. The Directors considered the continued employment of members of senior management of the Advisor pursuant to future employment contracts to be important to help assure the continuity of the personnel primarily responsible for maintaining the quality of investment advisory and other services for the Funds. The Funds considered the possible benefits the Advisor may receive as a result of the Acquisition.

         The Directors, including a majority of the Disinterested Directors, concluded that if the Acquisition occurs, entry by the Funds into a New Advisory Agreement would be in the best interest of the Funds and the shareholders of the Funds. The Board of Directors of each Fund unanimously approved the New Advisory Agreement and recommended such agreement for approval by the shareholders. The New Advisory Agreement will take effect upon the later to occur of (i) obtaining of shareholder approval or (ii) closing of the Acquisition. The New Advisory Agreement will continue in effect until December 31, 1999, and thereafter for successive annual periods as long as such continuance is approved in accordance with the 1940 Act. In the event that shareholders of the Funds do not approve the New Advisory Agreement and the Acquisition is consummated, the Board of Directors would be forced to seek investment advisory services from another advisory organization. In the event the Acquisition is not consummated, the Advisor would continue to serve as investment advisor of the Funds pursuant to the terms of the Current Advisory Agreement.

         In the event that the Reorganization described in Proposal 1 above is consummated, the New Advisory Agreement would be superseded by a similar agreement between Investors Management Group and IMG Mutual Funds, Inc.



                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

         This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of Liquid Assets Fund and Municipal Assets Fund (the "Funds") for use at the Special Meetings of Shareholders to be held on January 26, 1998 (the "Meeting"). It is expected that the solicitation of proxies by the Board of Directors will be primarily by mail. The Funds' officers may also solicit proxies by telephone facsimile transmission or personal interview.


         The following table gives the total number of shares of the Funds outstanding at the close of business December 31, 1997, the record date for the meeting.

     Liquid Assets Fund..............................     113,511,069.34

     Municipal Assets Fund........................         31,558,239.50


         Each shareholder of record on the record date is entitled to one vote for each share owned and a fractional vote for each fractional share owned on each matter presented for shareholder vote.

         If the accompanying proxy is executed and returned in time for the Meeting, the shares presented thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting. If no specification is made, the proxy will be voted FOR all enumerated proposals. Any shareholder submitting a proxy may revoke it at any time before it is exercised by submitting to the Funds, c/o Secretary, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, a written notice of revocation or a subsequently executed proxy or by attending the meeting and electing to vote in person.

SHAREHOLDER AND BOARD APPROVAL

         The Agreement and Plan of Reorganization will not become effective unless approved by a majority of shares of each Fund. The New Advisory Agreement must be approved by each Fund by a "majority" vote, as defined in the 1940 Act and described in Proposal 2 above. Under Iowa law, abstentions do not constitute a vote "for" or "against" a matter and will be disregarded in determining the "votes cast" on an issue. Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular mater with respect to which the brokers or nominees do not have discretionary power) will be deemed to be abstentions.

         The vote of the shareholders of IMG Mutual Funds, Inc. is not being solicited in connection with the approval of the Plan since their approval or consent is not necessary for the completion of the Reorganization.


         As of the Record Date, all of the officers and Directors of the Funds beneficially owned, individually and as a group, less than 1% of the shares of the Funds. As of the record date, Emprise Financial Corporation, AMCORE Bank, N.A., Rockford and Swebak & Co., directly or indirectly owned approximately 9,329,500 shares (8.2%), 11,065,378 shares (9.7%) and 22,780,278 shares (20.1%), respectively, of the outstanding shares of Liquid Assets Fund and Microtronics, Inc., directly or indirectly owned approximately 2,110,572 shares (6.7%) of the outstanding shares of Municipal Assets Fund. No other person or persons is believed to own of record or beneficially 5% or more of the outstanding shares of either Fund as of December 31 , 1997.


QUORUM

         In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve a particular proposal are not received, the persons named as proxies, or their substitutes, may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. Under the Bylaws of the Funds, a quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the aggregate outstanding shares of the Portfolios entitled to vote at the Meeting. If a proxy is properly executed and returned and is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for the purpose of determining the existence of a quorum for the transaction of business.


                    INFORMATION FILED WITH THE SECURITIES AND
                               EXCHANGE COMMISSION


         This combined Proxy Statement/Prospectus and the related Statement of Additional information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which the New Funds, Liquid Assets Fund and Municipal Assets Fund, respectively, have filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 and the 1940 Act to which reference is hereby made. The SEC file number for the Funds Prospectus and the related Statement of Additional Information which are incorporated by reference herein is Registration No. 33-78054. The SEC file number for the New Liquid Assets and New Municipal Assets Prospectus and related Statement of Additional Information which are incorporated by reference herein is Registration No. 33-81998.

         The New Funds, Liquid Assets Fund and Municipal Assets Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports and other information with the SEC. Proxy material, reports, proxy and information statements, registration statements and other information can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: Northwestern Atrium, 500 West Madison Street, Suite 1400, Chicago, IL 60661-2511; 7 World Trade Center, Suite 1300, New York, NY 10048 and 73 Tremont Street, Suite 600, Boston, MA 02108-3912. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates.


                                 OTHER BUSINESS

         The Funds' Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                  LEGAL MATTERS


         Certain legal matters concerning the issuance of shares in the Reorganization will be passed upon for the New Funds by Ober, Kaler, Grimes & Shriver, 120 E. Baltimore Street, Baltimore, Maryland 21202. Certain tax matters will be passed upon for Liquid Assets Fund and Municipal Assets Fund by Cline, Williams, Wright, Johnson & Oldfather, 1900 First Bank Building, 233 South 13th Street, Lincoln, Nebraska 68508. Cline, Williams, Wright, Johnson & Oldfather acts as legal counsel to the New Funds, Investors Management Group, and other funds and entities managed by Investors Management Group.


                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Funds in writing at the address on the cover page of this combined Proxy Statement/Prospectus or by telephoning 800-798-1819.

                                      * * *
SHAREHOLDERS  WHO DO NOT EXPECT TO BE PRESENT AT THE  MEETING ARE  REQUESTED  TO
DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                     EXHIBIT A


                                    [FORM OF]

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT made as of the 30th day of October 1997, is made by and among the IMG Mutual Funds, Inc., a Maryland corporation (the "IMG Funds"), Liquid Assets Fund, Inc., an Iowa corporation ("LAF"), and Investors Management Group, an Iowa corporation ("IMG").

                                   WITNESSETH:

         WHEREAS the Board of Directors of the IMG Funds, and the Board of Directors of LAF, each an open-end management investment company, deem it advisable that the IMG Funds acquire all of the assets of LAF in exchange for the assumption by the IMG Funds of all of the liabilities of LAF and shares issued by the IMG Funds which are thereafter to be distributed by LAF pro rata to its shareholders in complete liquidation and termination of LAF and in exchange for all of LAF's outstanding shares with the intent that the transactions described herein shall qualify as a tax-free reorganization under
Section 368(a)(1)(C) of the Internal Revenue Code of 1986;

         NOW  THEREFORE,   in   consideration  of  the  mutual  promises  herein
contained, each of the parties hereto represents and warrants to, and agrees with each of the other parties as follows:

         1. The IMG Funds hereby represents and warrants to LAF that:

         (a) The IMG Funds is a corporation with transferable shares duly organized and validly existing under the laws of Maryland and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

         (b) The IMG Funds' statement of assets and liabilities as of April 30, 1997, and the related statements of operations and changes in net assets for the fiscal year ended April 30, 1997, all as audited by KPMG Peat Marwick LLP, have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of the IMG Funds as of such date and such statements of operations and changes in net assets fairly present the results of it operations for the period covered thereby;

         (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting the IMG Funds or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to the IMG Funds' knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

          (d) The IMG Funds is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

         (e) The IMG Funds has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. The IMG Funds has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

         (f) The authorization, execution and delivery of this Agreement on behalf of the IMG Funds does not, and the consummation of the transactions contemplated hereby will not violate, or conflict with any provision of the IMG Funds' Charter or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

         (g) This Agreement has been duly authorized, executed, and delivered by the IMG Funds and constitutes a valid and binding agreement of the IMG Funds and all governmental and other approvals required for the IMG Funds to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained;

         (h) The IMG Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The IMG Funds is currently in compliance with the 1940 Act and the rules of the Securities and Exchange Commission (the "Commission") promulgated thereunder. Neither the IMG Funds nor its affiliates has violated
Section 9 of the 1940 Act, is currently subject to an exemptive order of the Securities and Exchange Commission pursuant to Section 9(c) of the 1940 Act, or is currently subject to any current or threatened investigation or enforcement action by the Securities and Exchange Commission or any other federal or state authority which could result in a violation of Section 9(a) of the 1940 Act;

         (i) On the Closing Date, The IMG Funds will own its assets free and clear of all liens, claims, charges, options and encumbrances;

         (j) On the Closing Date, the IMG Funds will have registered shares of a new series named the Liquid Assets Fund series of the IMG Funds (or some other name) (the "Liquid Assets Fund"), and will have registered four classes of shares of such Liquid Assets Fund, the four classes of shares to be named the Class A shares, the Class B shares, the Class C shares and the Class D shares (or, with respect to each class, some other name), and shares of the Class A, Class B, Class C and Class D shares of the Liquid Assets Fund will represent interests in a portfolio of securities managed under investment objectives, policies and restrictions substantially identical to the Class A, Class B, Class C and Class D shares of LAF;

         (k) On the Closing Date, the shares of the Liquid Assets Fund to be delivered to LAF hereunder shall have been registered under the Securities Act of 1933, as amended (the "1933 Act") and duly authorized, and, when issued and delivered pursuant to this Agreement, will be validly issued, fully paid and nonassessable; and the IMG Funds will comply with all applicable laws in connection with the issuance of such shares and shall not be subject to a stop-order of the Commission in connection therewith; and

         (l) On the Closing Date, the shares of the Liquid Assets Fund to be delivered to LAF hereunder shall have been registered with the securities administrator of each state under whose securities law such registration is required.

         2. LAF hereby represents and warrants to the IMG Funds that:

         (a) LAF is a corporation with transferable shares duly organized and validly existing under the laws of Iowa and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

         (b) LAF's statement of assets and liabilities as of June 30, 1997, and the related statements of operations and changes in net assets for the fiscal year ended June 30, 1997, all as audited by KPMG Peat Marwick LLP, have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of LAF as of such date and such statements of operations and changes in net assets fairly present the results of it operations for the period covered thereby;

         (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting LAF or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to LAF's knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

         (d) LAF is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

         (e) LAF has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. LAF has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

         (f) The authorization, execution and delivery of this Agreement on behalf of LAF does not, and the consummation of the transactions contemplated hereby will not violate, or conflict with any provision of LAF's Articles of Incorporation or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

         (g) This Agreement has been duly authorized, executed, and delivered by LAF and constitutes a valid and binding agreement of LAF and all governmental and other approvals required for LAF to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained;

         (h) On the Closing Date, LAF will own its assets free and clear of all liens, claims, charges, options and encumbrances and, except for the Management and Investment Advisory Agreement, Transfer Agent Agreement and Administrative Services Agreement with IMG, the Underwriting Agreement with IMG Financial Services, Inc., and the Custodial Agreement with AMCORE Investment Group, N.A., there will be no material contracts or agreements, other than this Agreement, outstanding to which LAF is a party or to which it is subject;

         (i) On the Closing Date, LAF will have full right, power and authority to sell, assign and deliver the assets to be sold, assigned, transferred and delivered to the IMG Funds hereunder, and upon delivery and payment for such assets, the IMG Funds will acquire good and marketable title thereto free and clear of all liens, claims, charges, options and encumbrances;

         (j) LAF will declare to shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders all of its investment company taxable income, computed with regard to any deduction for dividends paid, and all of its net realized capital gains, if any, as of the Closing Date; and

         (k) LAF will, from time to time, as and when requested by the IMG Funds, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take and cause to be taken such further action, as the IMG Funds may deem necessary or desirable in order to vest in and confirm to the IMG Funds, title to and possession of all the assets of LAF to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Agreement.

         3. Based on the respective representations and warranties, subject to the terms and conditions contained herein, LAF agrees to transfer to the IMG Funds and the IMG Funds agrees to acquire from LAF, all the assets of LAF on the Closing Date and to assume from LAF all of the liabilities of LAF in exchange for the issuance of the number and class of shares of the Liquid Assets Fund provided in Section 4 which will be subsequently distributed pro rata to the shareholders of LAF in complete liquidation and termination of LAF and in exchange for all of LAF's outstanding shares as provided in Section 6. LAF shall not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by LAF in proper form prior to the Closing Date shall be fulfilled by LAF. Redemption requests received by LAF thereafter shall be treated as requests for redemption of those shares of the Liquid Assets Fund allocable to the shareholder in question as provided in Section 6 of this Agreement.

         4. On the Closing Date, the IMG Funds will issue to LAF that number of full and fractional shares of the Class A, Class B, Class C and Class D shares of the Liquid Assets Fund as follows:

         (a) the IMG Funds will issue that number of Class A shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class A shares of LAF;

         (b) the IMG Funds will issue that number of Class B shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class B shares of LAF;

         (c) the IMG Funds will issue that number of Class C shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class C shares of LAF; and

         (d) the IMG Funds will issue that number of Class D shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class D shares of LAF.

         The aggregate value of the net assets of LAF allocable to the Class A, Class B, Class C and Class D shares of LAF, and the net asset value of the Class A, Class B, Class C and Class D shares of the Liquid Assets Fund shall be determined in accordance with the then current prospectuses for Class A, Class B, Class C and Class D shares of the Liquid Assets Fund as of 3:00 p.m. on the Closing Date.

         5. The closing of the transaction contemplated in this Agreement (the "Closing") shall be held at the offices of IMG, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or at such other place as the parties hereto may agree, at 3:00 p.m. Central Standard Time on December 31, 1997 or on such earlier or later date as the parties hereto may mutually agree. The date on which the Closing is to be held as provided in this Agreement shall be known as the "Closing Date".

         In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) as emergency exists as a result of which it is not reasonably practicable for the IMG Funds or LAF to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

         6. As soon as practicable after the Closing Date, LAF shall distribute on a pro rata basis to (a) the Class A shareholders of record of LAF at the close of business on the Closing Date the Class A shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class A shares of LAF; (b) the Class B shareholders of record of LAF at the close of business on the Closing Date the Class B shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class B shares of LAF, (c) the Class C shareholders of record of LAF at the close of business on the Closing Date the Class C shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class C shares of LAF; and (d) the Class D shareholders of record of LAF at the close of business on the Closing Date the Class D shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class D shares of LAF. As soon as practicable thereafter, LAF shall be liquidated and dissolved in accordance with applicable law and its Articles of Incorporation.

         For purposes of the distribution of shares of the Liquid Assets Fund to shareholders of LAF, the IMG Funds shall credit on the books of the IMG Funds an appropriate number of shares of the appropriate class of the Liquid Assets Fund to the account of each shareholder of LAF whose shares are (a) not represented by certificates, upon the distribution of such shares by LAF and (b) represented by certificates, only upon surrender of such certificates. No certificates will be issued for shares, whether full or fractional, of any class of the Liquid Assets Fund. After the Closing Date, represented shares of LAF shall be deemed for all purposes of the IMG Funds' charter and By-Laws to evidence the appropriate number of shares of the appropriate class of the Liquid Assets Fund to be credited on the books of the IMG Funds in respect of such shares of LAF as provided above.

         7. Subsequent to the execution of this Agreement and prior to the Closing Date, LAF shall deliver to the IMG Funds a list setting forth the assets to be assigned, delivered and transferred to the IMG Funds, including the securities then owned by LAF and the respective federal income tax basis (on an identified cost basis) thereof, and the liabilities to be assumed by the IMG Funds pursuant to this Agreement.

         8. All of LAF's portfolio securities shall be delivered by LAF's custodian on the Closing Date to the IMG Funds or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the IMG Funds or its custodian with said depository. All cash to be delivered pursuant to this Agreement shall be wire transferred from LAF's account at its custodian to the IMG Funds' account at its custodian. If on the Closing Date LAF is unable to make good delivery pursuant to this Section 8 to the IMG Funds' custodian of any of LAF's portfolio securities because such securities have not yet been delivered to LAF's custodian by its broker or by the transfer agent for such securities, then the delivery requirement of this Section 8 with respect to such securities shall be waived, and LAF shall deliver to the IMG Funds' custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the IMG Funds, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the IMG Funds.

         9. The obligations of the IMG Funds under this Agreement shall be subject to receipt by the IMG Funds on or prior to the Closing Date of:

         (a) Copies of the resolutions adopted by the Board of Directors of LAF and its shareholders authorizing the execution of this Agreement by LAF and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of LAF;

         (b) A certificate of the Secretary or Assistant Secretary of LAF as to the signatures and incumbency of its officers who executed this Agreement on behalf of LAF and any other documents delivered in connection with the transactions contemplated thereby on behalf of LAF;

         (c) A certificate of an appropriate officer of LAF as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of LAF are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

         (d) Such other documents, including an opinion of counsel, as IMG Funds may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

         10. The obligations of LAF under this Agreement shall be subject to receipt by LAF on or prior to the Closing Date of:

         (a) Copies of the resolutions adopted by the Board of Directors of the IMG Funds authorizing the execution of this Agreement and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of the IMG Funds;

         (b) A certificate of the Secretary or Assistant Secretary of the IMG Funds as to the signatures and incumbency of its officers who executed this Agreement on behalf of the IMG Funds and any other documents delivered in connection with the transactions contemplated thereby on behalf of the IMG Funds;

         (c) A certificate of an appropriate officer of the IMG Funds as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of the IMG Funds are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

         (d) Such other documents, including an opinion of counsel, as LAF may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

         11. The obligations of the parties under this Agreement shall be subject to:

         (a) Any required approval, at a meeting duly called for the purpose, of the holders of the outstanding shares of LAF, of this Agreement and the transactions contemplated hereunder; and

         (b) The right to abandon and terminate this Agreement,  if either party
to  this  Agreement   believes  that  the   consummation  of  the   transactions
contemplated hereunder would not be in the best interests of its shareholders.

         12. Except as expressly provided otherwise in this Agreement, IMG will pay or cause to be paid all out-of-pocket fees and expenses incurred by LAF or the IMG Funds in connection with the transactions contemplated under this Agreement, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents. This obligation shall survive the termination or expiration of this Agreement regardless of the consummation of the transactions contemplated hereunder.

         13. This Agreement may be amended by an instrument executed by both the duly authorized officers of LAF and the IMG Funds at anytime, except that after approval by the shareholders of LAF no amendment may be made with respect to the Agreement which in the opinion of the Board of Directors of LAF materially adversely affects the interests of the shareholders of LAF. At any time either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

         14. In addition to the right to terminate this  Agreement  described in
Section 11, this Agreement may be terminated and the plan described in the Agreement abandoned at any time prior to the Closing Date, whether before or after action thereon by the shareholders of LAF and notwithstanding favorable action by such shareholders, by mutual consent of the Board of Directors of the IMG Funds and the Board of Directors of LAF. This Agreement may also be terminated by action of the Board of Directors of the IMG Funds or the Board of Directors of LAF, if:

         (a) The plan described in the Agreement shall not have become effective by April 1, 1998 (hereinafter called the "Final Date") unless such Final Date shall have been changed by mutual agreement; or

         (b) Either LAF or the IMG Funds shall, at the Final Date, have failed to comply with any of its agreements contained herein; or

         (c) Prior to the Final Date any one or more of the conditions to the obligations of the IMG Funds or LAF contained in this Agreement shall not be fulfilled to the reasonable satisfaction of the IMG Funds and its counsel or LAF and its counsel or it shall become evident to the IMG Funds or LAF that any of such conditions are incapable of being fulfilled.

         15. This Agreement shall bind and inure to the benefit of the parties hereto and is not intended to confer upon any other person any rights or remedies hereunder.

         16. The parties hereto represent and warrant that they have not employed any broker, finder or intermediary in connection with this transaction who might be entitled to a finder's fee or other similar fee or commission.

         17. All prior or contemporaneous agreements and representations are hereby merged into this Agreement, which constitutes the entire contract between the parties hereto.

         18. This Agreement shall be governed by and construed in accordance with the laws of the State of Iowa.

         19. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more of the counterparts has been signed by all parties hereto.

         20. IMG shall indemnify, defend and hold harmless the IMG Funds, its officers, directors, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to the IMG Funds, its officers, directors, employees or agents, arising out of (1) breach by LAF of any warranty made by LAF herein or (2) any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for LAF, as filed with the Securities and Exchange Commission or any state, or any amendment or supplement thereto, or any application prepared by or on behalf of LAF and filed with any state regulatory agency in order to register or qualify shares of LAF under the securities laws thereof, or in any information provided by LAF included in any registration statement filed by the IMG Funds with the Securities and Exchange Commission or any state or any amendment or supplement thereto; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading. This indemnity provision shall survive the termination of this Agreement.

         21. The IMG Funds shall indemnify, defend and hold harmless LAF, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to LAF, its officers, trustees, employees or agents, arising out of any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for the IMG Funds, as filed with the Securities and Exchange Commission or any state, or any amendment or supplement thereto, or any application prepared by or on behalf of the IMG Funds and filed with any state regulatory agency in order to register or qualify shares of the IMG Funds under the securities laws thereof; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading; provided, however, the IMG Funds shall not be required to indemnify LAF, its officers, directors, employees and agents against any loss, claim, demand, liability or expense arising out of any information provided by LAF included in any registration statement filed by the IMG Funds with the Securities and Exchange Commission or any state, or any amendment or supplement thereto. This indemnity provision shall survive the termination of this Agreement.

         22. The execution of this Agreement has been authorized by the Board of Directors of the IMG Funds and by the Board of Directors of LAF.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and attested by their officers thereunto duly authorized, as of the date first written above.

                                       IMG MUTUAL FUNDS, INC.

Attest
By:_____________________               By:________________________
Title:______________________           Title:______________________

                                       LIQUID ASSETS FUND, INC.

Attest
By:________________________            By:________________________
Title:______________________           Title:______________________

                                       INVESTORS MANAGEMENT GROUP

Attest
By:________________________            By:_________________________
Title:______________________           Title:_______________________

                                                                   EXHIBIT B

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT made as of the 30th day of October 1997, is made by and among the IMG Mutual Funds, Inc., a Maryland corporation (the "IMG Funds"), Municipal Assets Fund, Inc., an Iowa corporation ("MAF"), and Investors Management Group, an Iowa corporation ("IMG").

                                   WITNESSETH:

         WHEREAS the Board of Directors of the IMG Funds, and the Board of Directors of MAF, each an open-end management investment company, deem it advisable that the IMG Funds acquire all of the assets of MAF in exchange for the assumption by the IMG Funds of all of the liabilities of MAF and shares issued by the IMG Funds which are thereafter to be distributed by MAF pro rata to its shareholders in complete liquidation and termination of MAF and in exchange for all of MAF's outstanding shares with the intent that the transactions described herein shall qualify as a tax-free reorganization under
Section 368(a)(1)(C) of the Internal Revenue Code of 1986;

         NOW  THEREFORE,   in   consideration  of  the  mutual  promises  herein
contained, each of the parties hereto represents and warrants to, and agrees with each of the other parties as follows:

         1. The IMG Funds hereby represents and warrants to MAF that:

         (a) The IMG Funds is a corporation with transferable shares duly organized and validly existing under the laws of Maryland and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

         (b) The IMG Funds' statement of assets and liabilities as of April 30, 1997, and the related statements of operations and changes in net assets for the fiscal year ended April 30, 1997, all as audited by KPMG Peat Marwick LLP, have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of the IMG Funds as of such date and such statements of operations and changes in net assets fairly present the results of it operations for the period covered thereby;

         (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting the IMG Funds or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to the IMG Funds' knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

         (d) The IMG Funds is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

         (e) The IMG Funds has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. The IMG Funds has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

         (f) The authorization, execution and delivery of this Agreement on behalf of the IMG Funds does not, and the consummation of the transactions contemplated hereby will not violate, or conflict with any provision of the IMG Funds' Charter or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

         (g) This Agreement has been duly authorized, executed, and delivered by the IMG Funds and constitutes a valid and binding agreement of the IMG Funds and all governmental and other approvals required for the IMG Funds to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained;

         (h) The IMG Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The IMG Funds is currently in compliance with the 1940 Act and the rules of the Securities and Exchange Commission (the "Commission") promulgated thereunder. Neither the IMG Funds nor its affiliates has violated Section 9 of the 1940 Act, is currently subject to an exemptive order of the Securities and Exchange Commission pursuant to Section 9(c) of the 1940 Act, or is currently subject to any current or threatened investigation or enforcement action by the Securities and Exchange Commission or any other federal or state authority which could result in a violation of Section 9(a) of the 1940 Act;

         (i) On the Closing Date, The IMG Funds will own its assets free and clear of all liens, claims, charges, options and encumbrances;

         (j) On the Closing Date, the IMG Funds will have registered shares of a new series named the Municipal Assets Fund series of the IMG Funds (or some other name) (the "Municipal Assets Fund"), and will have registered three classes of shares of such Municipal Assets Fund, the three classes of shares to be named the Class A shares, the Class B shares, and the Class C shares (or, with respect to each class, some other name), and shares of the Class A, Class B, and Class C shares of the Municipal Assets Fund will represent interests in a portfolio of securities managed under investment objectives, policies and restrictions substantially identical to the Class A, Class B, and Class C shares of MAF;

         (k) On the Closing Date, the shares of the Municipal Assets Fund to be delivered to MAF hereunder shall have been registered under the Securities Act of 1933, as amended (the "1933 Act") and duly authorized, and, when issued and delivered pursuant to this Agreement, will be validly issued, fully paid and nonassessable; and the IMG Funds will comply with all applicable laws in connection with the issuance of such shares and shall not be subject to a stop-order of the Commission in connection therewith; and

         (l) On the Closing Date, the shares of the Municipal Assets Fund to be delivered to MAF hereunder shall have been registered with the securities administrator of each state under whose securities law such registration is required.

         2. MAF hereby represents and warrants to the IMG Funds that:

         (a) MAF is a corporation with transferable shares duly organized and validly existing under the laws of Iowa and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

         (b) MAF's statement of assets and liabilities as of June 30, 1997, and the related statements of operations and changes in net assets for the fiscal year ended June 30, 1997, all as audited by KPMG Peat Marwick LLP, have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of MAF as of such date and such statements of operations and changes in net assets fairly present the results of it operations for the period covered thereby;

         (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting MAF or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to MAF's knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

         (d) MAF is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

         (e) MAF has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. MAF has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

         (f) The authorization, execution and delivery of this Agreement on behalf of MAF does not, and the consummation of the transactions contemplated hereby will not violate, or conflict with any provision of MAF's Articles of Incorporation or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

         (g) This Agreement has been duly authorized, executed, and delivered by MAF and constitutes a valid and binding agreement of MAF and all governmental and other approvals required for MAF to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained;

         (h) On the Closing Date, MAF will own its assets free and clear of all liens, claims, charges, options and encumbrances and, except for the Management and Investment Advisory Agreement, Transfer Agent Agreement and Administrative Services Agreement with IMG, the Underwriting Agreement with IMG Financial Services, Inc., and the Custodial Agreement with AMCORE Investment Group, N.A., there will be no material contracts or agreements, other than this Agreement, outstanding to which MAF is a party or to which it is subject;

         (i) On the Closing Date, MAF will have full right, power and authority to sell, assign and deliver the assets to be sold, assigned, transferred and delivered to the IMG Funds hereunder, and upon delivery and payment for such assets, the IMG Funds will acquire good and marketable title thereto free and clear of all liens, claims, charges, options and encumbrances;

         (j) MAF will declare to shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders all of its investment company taxable income, computed with regard to any deduction for dividends paid, and all of its net realized capital gains, if any, as of the Closing Date; and

         (k) MAF will, from time to time, as and when requested by the IMG Funds, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take and cause to be taken such further action, as the IMG Funds may deem necessary or desirable in order to vest in and confirm to the IMG Funds, title to and possession of all the assets of MAF to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Agreement.

         3. Based on the respective representations and warranties, subject to the terms and conditions contained herein, MAF agrees to transfer to the IMG Funds and the IMG Funds agrees to acquire from MAF, all the assets of MAF on the Closing Date and to assume from MAF all of the liabilities of MAF in exchange for the issuance of the number and class of shares of the Municipal Assets Fund provided in Section 4 which will be subsequently distributed pro rata to the shareholders of MAF in complete liquidation and termination of MAF and in exchange for all of MAF's outstanding shares as provided in Section 6. MAF shall not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by MAF in proper form prior to the Closing Date shall be fulfilled by MAF. Redemption requests received by MAF thereafter shall be treated as requests for redemption of those shares of the Municipal Assets Fund allocable to the shareholder in question as provided in Section 6 of this Agreement.

         4. On the Closing Date, the IMG Funds will issue to MAF that number of full and fractional shares of the Class A, Class B, and Class C shares of the Municipal Assets Fund as follows:

         (a) the IMG Funds will issue that number of Class A shares of the Municipal Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of MAF that are allocable to the Class A shares of MAF;

         (b) the IMG Funds will issue that number of Class B shares of the Municipal Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of MAF that are allocable to the Class B shares of MAF; and

         (c) the IMG Funds will issue that number of Class C shares of the Municipal Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of MAF that are allocable to the Class C shares of MAF.

         The aggregate value of the net assets of MAF allocable to the Class A, Class B, and Class C of MAF, and the net asset value of the Class A, Class B, and Class C shares of the Municipal Assets Fund shall be determined in accordance with the then current prospectuses for Class A, Class B, and Class C shares of the Municipal Assets Fund as of 3:00 p.m.
on the Closing Date.

         5. The closing of the transaction contemplated in this Agreement (the "Closing") shall be held at the offices of IMG, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or at such other place as the parties hereto may agree, at 3:00 p.m. Central Standard Time on December 31, 1997 or on such earlier or later date as the parties hereto may mutually agree. The date on which the Closing is to be held as provided in this Agreement shall be known as the "Closing Date".

         In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) as emergency exists as a result of which it is not reasonably practicable for the IMG Funds or MAF to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

         6. As soon as practicable after the Closing Date, MAF shall distribute on a pro rata basis to (a) the Class A shareholders of record of MAF at the close of business on the Closing Date the Class A shares of the Municipal Assets Fund received by MAF at the Closing in exchange for all of the outstanding Class A shares of MAF; (b) the Class B shareholders of record of MAF at the close of business on the Closing Date the Class B shares of the Municipal Assets Fund received by MAF at the Closing in exchange for all of the outstanding Class B shares of MAF, and (c) the Class C shareholders of record of MAF at the close of business on the Closing Date the Class C shares of the Municipal Assets Fund received by MAF at the Closing in exchange for all of the outstanding Class C shares of MAF. As soon as practicable thereafter, MAF shall be liquidated and dissolved in accordance with applicable law and its Articles of Incorporation.

         For purposes of the distribution of shares of the Municipal Assets Fund to shareholders of MAF, the IMG Funds shall credit on the books of the IMG Funds an appropriate number of shares of the appropriate class of the Municipal Assets Fund to the account of each shareholder of MAF whose shares are (a) not represented by certificates, upon the distribution of such shares by MAF and (b) represented by certificates, only upon surrender of such certificates. No certificates will be issued for shares, whether full or fractional, of any class of the Municipal Assets Fund. After the Closing Date, represented shares of MAF shall be deemed for all purposes of the IMG Funds' charter and By-Laws to evidence the appropriate number of shares of the appropriate class of the Municipal Assets Fund to be credited on the books of the IMG Funds in respect of such shares of MAF as provided above.

         7. Subsequent to the execution of this Agreement and prior to the Closing Date, MAF shall deliver to the IMG Funds a list setting forth the assets to be assigned, delivered and transferred to the IMG Funds, including the securities then owned by MAF and the respective federal income tax basis (on an identified cost basis) thereof, and the liabilities to be assumed by the IMG Funds pursuant to this Agreement.

         8. All of MAF's portfolio securities shall be delivered by MAF's custodian on the Closing Date to the IMG Funds or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the IMG Funds or its custodian with said depository. All cash to be delivered pursuant to this Agreement shall be wire transferred from MAF's account at its custodian to the IMG Funds' account at its custodian. If on the Closing Date MAF is unable to make good delivery pursuant to this Section 8 to the IMG Funds' custodian of any of MAF's portfolio securities because such securities have not yet been delivered to MAF's custodian by its broker or by the transfer agent for such securities, then the delivery requirement of this Section 8 with respect to such securities shall be waived, and MAF shall deliver to the IMG Funds' custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the IMG Funds, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the IMG Funds.

         9. The obligations of the IMG Funds under this Agreement shall be subject to receipt by the IMG Funds on or prior to the Closing Date of:

         (a) Copies of the resolutions adopted by the Board of Directors of MAF and its shareholders authorizing the execution of this Agreement by MAF and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of MAF;

         (b) A certificate of the Secretary or Assistant Secretary of MAF as to the signatures and incumbency of its officers who executed this Agreement on behalf of MAF and any other documents delivered in connection with the transactions contemplated thereby on behalf of MAF;

         (c) A certificate of an appropriate officer of MAF as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of MAF are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

         (d) Such other documents, including an opinion of counsel, as IMG Funds may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

         10. The obligations of MAF under this Agreement shall be subject to receipt by MAF on or prior to the Closing Date of:

         (a) Copies of the resolutions adopted by the Board of Directors of the IMG Funds authorizing the execution of this Agreement and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of the IMG Funds;

         (b) A certificate of the Secretary or Assistant Secretary of the IMG Funds as to the signatures and incumbency of its officers who executed this Agreement on behalf of the IMG Funds and any other documents delivered in connection with the transactions contemplated thereby on behalf of the IMG Funds;

         (c) A certificate of an appropriate officer of the IMG Funds as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of the IMG Funds are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

         (d) Such other documents, including an opinion of counsel, as MAF may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

         11. The obligations of the parties under this Agreement shall be subject to:

         (a) Any required approval, at a meeting duly called for the purpose, of the holders of the outstanding shares of MAF, of this Agreement and the transactions contemplated hereunder; and

         (b) The right to abandon and terminate this Agreement, if either party to this Agreement believes that the consummation of the transactions contemplated hereunder would not be in the best interests of its shareholders.

         12. Except as expressly provided otherwise in this Agreement, IMG will pay or cause to be paid all out-of-pocket fees and expenses incurred by MAF or the IMG Funds in connection with the transactions contemplated under this Agreement, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents. This obligation shall survive the termination or expiration of this Agreement regardless of the consummation of the transactions contemplated hereunder.

         13. This Agreement may be amended by an instrument executed by both the duly authorized officers of MAF and the IMG Funds at anytime, except that after approval by the shareholders of MAF no amendment may be made with respect to the Agreement which in the opinion of the Board of Directors of MAF materially adversely affects the interests of the shareholders of MAF. At any time either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

         14. In addition to the right to terminate this  Agreement  described in
Section 11, this Agreement may be terminated and the plan described in the Agreement abandoned at any time prior to the Closing Date, whether before or after action thereon by the shareholders of MAF and notwithstanding favorable action by such shareholders, by mutual consent of the Board of Directors of the IMG Funds and the Board of Directors of MAF. This Agreement may also be terminated by action of the Board of Directors of the IMG Funds or the Board of Directors of MAF, if:

         (a) The plan described in the Agreement shall not have become effective by April 1, 1998 (hereinafter called the "Final Date") unless such Final Date shall have been changed by mutual agreement; or

         (b) Either MAF or the IMG Funds shall, at the Final Date, have failed to comply with any of its agreements contained herein; or

         (c) Prior to the Final Date any one or more of the conditions to the obligations of the IMG Funds or MAF contained in this Agreement shall not be fulfilled to the reasonable satisfaction of the IMG Funds and its counsel or MAF and its counsel or it shall become evident to the IMG Funds or MAF that any of such conditions are incapable of being fulfilled.

         15. This Agreement shall bind and inure to the benefit of the parties hereto and is not intended to confer upon any other person any rights or remedies hereunder.

         16. The parties hereto represent and warrant that they have not employed any broker, finder or intermediary in connection with this transaction who might be entitled to a finder's fee or other similar fee or commission.

         17. All prior or contemporaneous agreements and representations are hereby merged into this Agreement, which constitutes the entire contract between the parties hereto.

         18. This Agreement shall be governed by and construed in accordance with the laws of the State of Iowa.

         19. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more of the counterparts has been signed by all parties hereto.

         20. IMG shall indemnify, defend and hold harmless the IMG Funds, its officers, directors, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to the IMG Funds, its officers, directors, employees or agents, arising out of (1) breach by MAF of any warranty made by MAF herein or (2) any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for MAF, as filed with the Securities and Exchange Commission or any state, or any amendment or supplement thereto, or any application prepared by or on behalf of MAF and filed with any state regulatory agency in order to register or qualify shares of MAF under the securities laws thereof, or in any information provided by MAF included in any registration statement filed by the IMG Funds with the Securities and Exchange Commission or any state or any amendment or supplement thereto; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading. This indemnity provision shall survive the termination of this Agreement.

         21. The IMG Funds shall indemnify, defend and hold harmless MAF, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to MAF, its officers, trustees, employees or agents, arising out of any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for the IMG Funds, as filed with the Securities and Exchange Commission or any state, or any amendment or supplement thereto, or any application prepared by or on behalf of the IMG Funds and filed with any state regulatory agency in order to register or qualify shares of the IMG Funds under the securities laws thereof; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading; provided, however, the IMG Funds shall not be required to indemnify MAF, its officers, directors, employees and agents against any loss, claim, demand, liability or expense arising out of any information provided by MAF included in any registration statement filed by the IMG Funds with the Securities and Exchange Commission or any state, or any amendment or supplement thereto. This indemnity provision shall survive the termination of this Agreement.

         22. The execution of this Agreement has been authorized by the Board of Directors of the IMG Funds and by the Board of Directors of MAF.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and attested by their officers thereunto duly authorized, as of the date first written above.

                                    IMG MUTUAL FUNDS, INC.

Attest
By:_____________________            By:________________________
Title:______________________        Title:______________________

                                    MUNICIPAL ASSETS FUND, INC.

Attest
By:________________________         By:________________________
Title:______________________        Title:______________________

                                    INVESTORS MANAGEMENT GROUP

Attest
By:________________________         By:_________________________
Title:______________________        Title:_______________________

                                                                     EXHIBIT C

                          INVESTMENT ADVISORY AGREEMENT

         THIS AGREEMENT made as of December ___, 1997, between the IMG Mutual Funds, Inc., a Maryland Corporation (herein called the "Company"), and Investors Management Group, a federally registered investment advisor having its principal place of business in Des Moines, Iowa (herein called the "Investment Advisor").

         WHEREAS, the Company is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Company desires to retain the Investment Advisor to furnish investment advisory and administrative services to the ten existing investment portfolios of the Company and may retain the Investment Advisor to serve in such capacity to certain additional investment portfolios of the Company, all as now or hereafter may be identified in Schedule A hereto (such initial investment portfolio and any such additional investment portfolios together called the "Funds") and the Investment Advisor represents that it is willing and possess legal authority to so furnish such services without violation of applicable laws (including the Glass-Steagall Act) and regulations:

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1. Appointment. The Company hereby appoints the Investment Advisor to act as investment adviser to the Funds for the period and on the terms set forth in this Agreement. The Investment Advisor accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided. Additional investment portfolios may from time to time be added to those covered by this Agreement by the parties executing a new Schedule A which shall become effective upon its execution and shall supersede any Schedule A having an earlier date.

2. Delivery of Documents. The Company has furnished the Investment Advisor with copies properly certified or authenticated of each of the following:

         (a) The Company's Articles of Incorporation, dated November 15, 1994, and filed with the Secretary of State of Maryland on November 16, 1994, and any and all amendments thereto or restatements thereof (such Articles, as presently in effect and as it shall from time to time be amended or restates, is herein called the "Articles of Incorporation");

         (b)      The Company's By Laws and any amendments thereto:

         (c) Resolutions of the Company's Board of Directors authorizing the appointment of the Investment Advisor and approving this Agreement;

         (d) The Company's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on December 13, 1994, and all amendments thereto;

         (e) The Company's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and under the 1940 Act as filed with the Securities and Exchange Commission and all amendment thereto; and

         (f) The most recent Prospectus and Statement of Additional Information of each of the Funds (such Prospectus and Statement of Additional Information, as presently in effect, and all amendments and supplements thereto, are herein collectively called the "Prospectus").

         The Company will furnish the Investment Advisor from time to time with copies of all amendments of or supplements to the foregoing.

3. Management. Subject to the supervision of the Company's Board of Directors, the Investment Advisor will provide a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Investment Advisor will determine from time to time what securities and other investments will be purchased, retained or sold by the Company with respect to the funds. The Investment Advisor will provide the services under this Agreement in accordance with each of the Fund's investment objectives, policies, and restrictions as stated in the Prospectus and resolutions of the Company's Board of Directors. The Investment Advisor further agrees that it:

         (a) Will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

         (b) Will conform with all applicable Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Advisor;

         (c) Will not make loans to any person to purchase or carry units of beneficial interest ("shares") in the Company or make loans to the Company;

         (d) Will place or cause to be placed orders for the funds either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Advisor will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. The Investment Advisor may cause a Fund to pay a broker which provides brokerage and research services to the Investment Advisor a commission for effecting a securities transaction in excess of the amount another broker might have charged. Such higher commissions may not be paid unless the Investment
                  Advisor determines in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or the Investment Advisor's overall responsibilities to the Company and any other of the Investment Advisor's clients. In no instance will portfolio securities by purchase from or sold to the Investment Advisor, or any affiliated person of the Company or the Investment Advisor;

         (e) Will maintain all books and records with respect to the securities transactions of the Funds and will furnish the Company's Board of Directors with such periodic and special reports as the Board may request;

         (f) Will treat confidentially and as proprietary information of the Company all records and other information relative to the Company and the funds and prior, present, or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Company, which approval shall not be unreasonably withheld and may not be withheld where the Investment Advisor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Company, and;

         (g) Will maintain its policy and practice of conducting its fiduciary functions independently. In making investment recommendations for the Funds, the Investment Advisor's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the Company's account are customers of the Investment Advisor or of its parent or its subsidiaries or affiliates. In dealing with such customers, the Investment Advisor and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of those customers are held by the Company.

4. Services Not Exclusive. The investment management services furnished by the Investment Advisor hereunder are not to be deemed exclusive, and the Investment Advisor shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

5. Books and Records. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Advisor hereby agrees that all records which it maintains for the funds are the property of the Company and further agrees to surrender promptly to the Company any of such records upon the Company's request. The Investment Advisor further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

6. Expenses. During the term of this Agreement, the Investment Advisor will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

7. Compensation. For the services provided and the expenses assumed pursuant to this Agreement, each of the funds will pay the Investment Advisor and the Investment Advisor will accept as full compensation therefor a fee equal to the fee set forth on Schedule A hereto. The obligations of the funds to pay the above described fee to the Investment Advisor will begin as of the respective dates of the initial public sale of shares in the Funds.

         If in any fiscal year the aggregate expenses of any of the Funds (as defined under the securities regulations of any state having jurisdiction over the Company) exceed the expense limitations of any such state, the Investment Advisor will reimburse the Fund for a portion of such excess expenses equal to such excess times the ratio of the fees otherwise payable by the Fund to the Investment Advisor hereunder and to IMG under the Management and Administration Agreement between IMG and the Company. The obligation of the Investment Advisor to reimburse the Funds hereunder is limited in any fiscal year to the amount of its fee hereunder for such fiscal year, provided however, that notwithstanding the foregoing, the Investment Adviser shall reimburse the Funds for such proportion of such excess expenses regardless of the amount paid to it during such fiscal year to the extent that the securities regulations of any state having jurisdiction over the Company so require. Such expense reimbursement, if any will be estimated daily and reconciled and paid on a monthly basis.

8. Limitation of Liability. The Investment Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

9. Duration and Termination. This Agreement will become effective as of the date first written above (of, if a particular fund is not in existence on that date, on the date a registration statement relating to that Fund becomes effective with the Securities and Exchange Commission), provided that it shall have been approved by vote of a majority of the outstanding voting securities of such Fund, in accordance with the requirements under the 1940 Act, and, unless sooner terminated as provided herein, shall continue in effect until December 31, 1999.

         Thereafter, if not terminated, this Agreement shall continue in effect as to a particular Fund for successive annual periods, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Company's Board of Directors who are not parties to this Agreement or interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Company's Board of Directors or by vote of a majority of all votes attributable to the outstanding shares of such Fund. Notwithstanding the foregoing, this Agreement may be terminated as to a particular Fund at any time on sixty days' written notice, without the payment of any penalty, by the Company (by vote of the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such
         Fund) or by the Investment Advisor. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons" and "assignment" shall have the same meanings as ascribed to such terms in the 1940 Act.)

10. Investment Advisor's Representations. The Investment Advisor hereby represents and warrants that it is willing and possess all requisite legal authority to provide the services contemplated by this Agreement without violation of applicable law and regulations, including but not limited to the Glass-Steagall Act and the regulations promulgated thereunder.

11. Amendment to this Agreement. No provision of this Agreement may be changed, waived, discharges or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

12. Miscellaneous. The names "IMG Mutual Funds, Inc." and Directors of the IMG Mutual Funds, Inc." refer respectively to the Company created and the Directors, as directors but not individually or personally. The obligations of the Company entered into in the name or on behalf thereof by any of the Directors, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Directors, Shareholders or representatives of the Company personally, but bind only the assets of the Company, and all persons dealing with any series of shares of the Company must look solely to the assets of the Company belonging to such series for the enforcement of any claims against the Company.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                     IMG Mutual Funds, Inc.

                                     By: ___________________________
                                     Title: ________________________


                                     Investors Management Group

                                     By: ___________________________
                                     Title: ________________________

                                Schedule A to the
                          Investment Advisory Agreement
                     Between the IMG Mutual Funds, Inc. and
                           Investors Management Group

         Name of Fund                    Compensation

Vintage Equity  Fund                Annual rate of seventy-five
                                    one-hundredths of one  percent
                                    (0.75%) of the average daily net
                                    assets of such Fund.


Vintage Aggressive Growth Fund      Annual rate of  ninety-five
                                    one-hundredths    of    one
                                    percent   (0.95%)   of  the
                                    average daily net assets of
                                    such Fund.


Vintage Balanced Fund               Annual rate of seventy-five
                                    one-hundredths    of    one
                                    percent   (0.75%)   of  the
                                    average daily net assets of
                                    such Fund.


Vintage Municipal Bond Fund         Annual rate of sixty
                                    one-hundredths    of    one
                                    percent   (0.60%)   of  the
                                    average daily net assets of
                                    such Fund.


Vintage Bond Fund                   Annual rate of fifty-five
                                    one-hundredths of one percent
                                    (0.55%) of the average daily
                                    net assets of such Fund


Vintage Income Fund                 Annual rate of sixty
                                    one-hundredths of one
                                    percent   (0.60%)   of  the
                                    average daily net assets of
                                    such Fund.


Vintage Limited Term Bond Fund      Annual rate of sixty
                                    one-hundredths    of    one
                                    percent   (060%)   of   the
                                    average daily net assets of
                                    such Fund.


Liquid Assets Fund                  Annual rate of thirty-five
                                    one-hundredths of one
                                    percent  (0.35%) of
                                    the   average   daily   net
                                    assets of such Fund.


Government Assets Fund              Annual rate of forty
                                    one-hundredths of one
                                    percent   (0.40%)   of  the
                                    average daily net assets of
                                    such Fund.


Municipal Assets Fund               Annual rate of thirty-five
                                    one-hundredths of one
                                    percent  (0.35%) of
                                    the   average   daily   net
                                    assets of such Fund.


* All fees are computed daily and paid monthly.

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----

SYNOPSIS.........................................................

RISK FACTORS.....................................................

PROPOSAL 1: AGREEMENT AND PLAN OF
REORGANIZATION...................................................

IMG MUTUAL FUNDS, INC............................................

LIQUID ASSETS FUND AND
MUNICIPAL ASSETS FUND............................................

PROPOSAL 2: APPROVAL OF INVESTMENT
ADVISORY AGREEMENT...............................................

INFORMATION RELATING TO VOTING MATTERS...........................

INFORMATION FILED WITH THE SECURITIES AND
EXCHANGE COMMISSION..............................................

OTHER BUSINESS...................................................

LEGAL MATTERS....................................................

SHAREHOLDER INQUIRIES............................................

EXHIBIT A--AGREEMENT AND
PLAN OF REORGANIZATION...........................................


EXHIBIT B--AGREEMENT AND
PLAN OF REORGANIZATION...........................................

EXHIBIT C--INVESTMENT ADVISORY
AGREEMENT.............................................. .........

                               LIQUID ASSETS FUND


                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 3, 1998


THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE FUND


The undersigned hereby appoints David W. Miles and Richard Miller, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of Liquid Assets Fund on February 3, 1998, at 10:00 a.m., Central Standard Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.


THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1 AND FOR PROPOSAL 2. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR THE PROPOSALS ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such; if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed Proxy in the enclosed envelope.

Has your address changed?

         1. Approval of the Agreement and Plan of Reorganization by and between the Fund and IMG Mutual Funds, Inc. providing for the transfer of all of the assets of the Fund to New Liquid Assets in exchange for shares of New Liquid Assets and the assumption by New Liquid Assets of all of the liabilities of the Fund, followed by the dissolution and liquidation of the Fund and the distribution of shares of New Liquid Assets to the shareholders of the Fund.


                               FOR           AGAINST             ABSTAIN
                              [    ]         [    ]               [    ]

         2. Approval of the New Investment Advisory Agreement between the Fund and Investors Management Group, Ltd. ("IMG") following a change of ownership of IMG.

                               FOR           AGAINST             ABSTAIN
                              [    ]         [    ]               [    ]

          Please be sure to sign and date this Proxy:


          ------------------------------------
          Shareholder sign here


          ----------------------------------
          Co-owner sign here


          Dated: _____________________, 1998.

                              MUNICIPAL ASSETS FUND


                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 3, 1998


THIS PROXY IS SOLICITED ON BEHALF OF THE DIRECTORS OF THE FUND


          The undersigned hereby appoints David W. Miles and Richard Miller, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of Municipal Assets Fund on February 3, 1998, at 10:00 a.m., Central Standard Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.


THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1 AND FOR PROPOSAL 2. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR THE PROPOSALS ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

NOTE: Pleas sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such; if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed Proxy in the enclosed envelope.

Has your address changed?

         1. Approval of the Agreement and Plan of Reorganization by and between the Fund and IMG Mutual Funds, Inc. providing for the transfer of all of the assets of the Fund to New Municipal Assets in exchange for shares of New Municipal Assets and the assumption by New Municipal Assets of all of the liabilities of the Fund, followed by the dissolution and liquidation of the Fund and the distribution of shares of New Municipal Assets to the shareholders of the Fund.


                               FOR           AGAINST             ABSTAIN
                              [    ]         [    ]               [    ]

         2. Approval of the New Investment Advisory Agreement between the Fund and Investors Management Group, Ltd. ("IMG") following a change of ownership of IMG.

                               FOR           AGAINST             ABSTAIN
                              [    ]         [    ]               [    ]


          Please be sure to sign and date this Proxy:


          ------------------------------------
          Shareholder sign here


          ----------------------------------
          Co-owner sign here


          Dated: _____________________, 1998.

                               LIQUID ASSETS FUND
                              MUNICIPAL ASSETS FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                   This Statement of Additional Information contains or incorporates information which may be of interest to investors but which is not included in the combined Proxy Statement/Prospectus (the "Prospectus") of the New Liquid Assets and New Municipal Assets dated January 14, 1998, relating to the transfer of assets from Liquid Assets Fund and Municipal Assets Fund (the "Funds)" to corresponding portfolios of the New Funds. The Statement of Additional Information for the Funds dated September 30, 1997 and the Statement of Additional Information for the New Funds dated January 14, 1998, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the January 14, 1998 Prospectus may be obtained, without charge, by writing IMG Mutual Funds, Inc., 2203 Grand Avenue, Des Moines, Iowa 50312-5338 or by calling 800-298-1819.

   The date of this Statement of Additional Information is January 14, 1998.

                                     PART C
                                OTHER INFORMATION

          ITEM 15.         INDEMNIFICATION

                   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   Section 2-418 of the Maryland General Corporation Law permits the Registrant to indemnify directors and officers. In addition, Section 2-405.1 sets forth the standard of care for directors and Section 2-405.2 allows the Registrant to include in the Charter provisions further limiting the liability of the directors and officers in certain circumstances. Article ELEVENTH of the Articles of Incorporation included herewith as Exhibit 1(a) (the "Articles") limits the liability of any director or officer of the Registrant arising out of a breach of fiduciary duty, subject to the limits of the Investment Company Act of 1940 (the "1940 Act"). Article TWELFTH of the Articles and Article VII of the Bylaws, included herewith as Exhibit (2), makes mandatory the indemnification of any person made or threatened to be made a party to any action by reason of the facts that such person is or was a director, officer or employee, subject to the limits otherwise imposed by law or by the 1940 Act.

                   In addition, Paragraph 7 of the Advisory Agreement included herewith as Exhibit 5(b)(1), and Article III of the Distribution Agreement, included herewith as Exhibit 6(a), provide that Investors Management Group ("IMG") and IMG Financial Services, Inc. ("IFS"), shall not be liable to the Registrant for any error, judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management provided by IMG or for any distribution services provided by IFS to the Registrant for the performance of the duties under such agreements, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligation and duties under such agreements. In addition, Article IV of the Distribution Agreement and Paragraph 8 of the Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent Agreement, included herewith as Exhibit 5(a)(f), further indemnify IFS and IMG against certain liabilities arising out of the performance of such agreements.

EXHIBITS

  Exhibit No.                          Description
  -----------                          -----------


  1.(a)                                Articles of Incorporation,
                                       incorporated  by  reference to the Fund's
                                       N1-A Registration Statement, filed
                                       December 14, 1994

    (b) Articles Supplementary, incorporated by reference to P.E. Amendment No. 9 to the Fund's N-1A Registration Statement filed January 7, 1998

  2. Bylaws, incorporated by reference to the Fund's N1-A Registration Statement, filed December 14, 1994

  4. (a)                               Agreement and Plan of
                                       Reorganization (included as Exhibit "A" to Proxy Statement/Prospectus

  4. (b)                               Agreement and Plan of
                                       Reorganization (included as Exhibit "B" to Proxy Statement/Prospectus

  5. Form of Investment Advisory Agreement incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed
                                       November 7, 1997

  6. Form of Distribution Agreement incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed
                                       November 7, 1997

  8. Form of Custodial Agreement incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed
                                       November 7, 1997

  10.(a) Distribution Plan incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed November 7, 1997

     (b) Amended 18f3 Plan incorporated by reference to Post-Effective Amendment No. 8 to the Fund's N1-A Registration Statement filed November 7, 1997

  11.                                  Opinion and Consent of Messrs. Ober,
                                       Kaler, Grimes & Schriver

  12.                                  Tax opinion of Cline, Williams, Wright,
                                       Johnson & Oldfather

  14. Consent of KPMG Peat Marwick LLP, incorporated by reference to the Fund's N-14 Registration Statement filed November 26, 1997

  16.                                  Power of Attorney


UNDERTAKINGS

         (1) The undersigned Company agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Company agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) Prior to commencing the continuous public offering of shares of the fund, Registrant hereby undertakes to fill a post-effective amendment to its Form N-14 Registration Statement, using financial statements which need not be certified, to reflect the consummation of the transactions described in the Prospectus/Information Statement under the caption "Capitalization."

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Des Moines, State of Iowa, on the 12th day of January, 1998.


                                  IMG MUTUAL FUNDS, INC.

                                  By _/s/__Mark A. McClurg________________
                                  Mark A. McClurg, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

           Signature                  Title


_/s/__David W. Miles________  Director
           David W.  Miles

_/s/__Mark A. McClurg_______  President, Principal
           Mark A. McClurg    Executive Officer,
                              Principal Financial and
                              Accounting Officer and
                              Director
                              __________________________
                                                        |
_/s/__Johnny Danos__________  Director                   > _/s/_David W. Miles__
           Johnny Danos                                 |  by David W. Miles
                                                        |  Attorney in Fact
                                                        |  January 12, 1998
_/s/__Debra Johnson_________  Director                  |
           Debra Johnson                                |
                                                        |
_/s/__Edward Stanek_________  Director                  |
           Edward Stanek                                |
                              __________________________|